Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
6452449172	XXX	XXX	XXX	XXX	XXX	$XXX	AL	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2003 which is 30 days prior to the note date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	-
6452449854	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2000	2/XX/2000	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.69800% is underdisclosed from calculated APR of 8.82519% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	-
6452449020	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] General - Final Title marked as missing	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	-
6452450267	XXX	XXX	XXX	XXX	XXX	$XXX	VA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	1	A	A	A	A	1	A	A	A	A	-
6452449524	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term	1	A	A	A	A	1	A	A	A	A	-
6452450823	XXX	XXX	XXX	XXX	XXX	$XXX	SC	10/XX/2001	9/XX/2001	Primary	Purchase	3	D	D	D	D	[3] Appraisal Documentation - There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data	The appraisal is missing from the file.	3	D	D	D	D
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
No	TNR Testing Not Required
6452450642	XXX	XXX	XXX	XXX	XXX	$XXX	GA	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/2003.
SELLER - GENERAL COMMENT (2017/XX/18): Additional HUD provide REVIEWER - GENERAL COMMENT (2017/XX/18): HUD not legible	GENERAL COMMENT (2017/XX/18): Additional HUD provide	Yes	TR HUD Deficiency
6452450077	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Final Title Policy is missing. No evidence of title was found in file. [2] Miscellaneous Compliance - Loan has been identified as FHA/VA	2	B	B	B	B
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of $XXX as a prepaid finance charge. The Lender's TIL reflects MI dropping off after 218 months, however, the audited TIL indicates MI should drop off after 216 months.	-
6452450492	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Miscellaneous Compliance - Loan has been identified as FHA/VA	2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2008.	-
6452450809	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	-
6452449015	XXX	XXX	XXX	XXX	XXX	$XXX	MD	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	1	A	A	A	A	1	A	A	A	A	-
6452451128	XXX	XXX	XXX	XXX	XXX	$XXX	NC	6/XX/2002	3/XX/2002	Primary	Construction-Permanent	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security and Title in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2017/XX/18): Pending Servicer	GENERAL COMMENT (2017/XX/18): Pending Servicer	UTD	Indeterminable
6452450691	XXX	XXX	XXX	XXX	XXX	$XXX	DE	6/XX/2006	5/XX/2006	Second Home	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449178	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2005	1/XX/2005	Investment	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2004.	-
6452449354	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Due On Sale Clause, Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Holder's right to foreclose, Homestead Exemption Waiver	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Index used by lender was outside of lookback.	-
6452450356	XXX	XXX	XXX	XXX	XXX	$XXX	MO	4/XX/2002	3/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	-
6452449437	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
-
6452450008	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2003	11/XX/2002	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	-
6452449744	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC fees imposed by creditor to open, use, or maintain plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
-
6452450334	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
-
6452451131	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	9/XX/2001	8/XX/2001	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	B	B	B	B
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2001.
-
6452449598	XXX	XXX	XXX	XXX	$XXX	NJ	9/XX/2002	8/XX/2002	UTD	UTD UTD	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
UTD	Indeterminable
6452450412	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: [2] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
Yes	TR HUD Deficiency
6452450518	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
SELLER - GENERAL COMMENT (2017/XX/07): Per exception comments, looks like there were other HUDs in the file that can be used for testing. this shouldn't be an issue	GENERAL COMMENT (2017/XX/07): Per exception comments, looks like there were other HUDs in the file that can be used for testing. this shouldn't be an issue	Yes	TR Indeterminable
6452450004	XXX	XXX	XXX	XXX	XXX	$XXX	OH	9/XX/2005	8/XX/2005	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449076	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	-
6452451007	XXX	XXX	XXX	XXX	XXX	$XXX	LA	6/XX/2006	6/XX/2006	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	-
6452450671	XXX	XXX	XXX	XXX	XXX	$XXX	NE	2/XX/2007	1/XX/2007	Primary	Refinance UTD	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
Yes	TR Indeterminable
6452449767	XXX	XXX	XXX	XXX	XXX	$XXX	SC	5/XX/1997	4/XX/1997	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1997.	-
6452449307	XXX	XXX	XXX	XXX	XXX	$XXX	IN	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term	1	A	A	A	A	1	A	A	A	A	-
6452449245	XXX	XXX	XXX	XXX	XXX	$XXX	GA	9/XX/2006	8/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	-
6452451092	XXX	XXX	XXX	XXX	XXX	$XXX	WA	8/XX/1997	7/XX/1997	Primary	Refinance UTD	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1997 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
Yes	TR Indeterminable
6452449958	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing itemization of amount financed.	-
6452450636	XXX	XXX	XXX	XXX	XXX	$XXX	NY	3/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.	-
6452450754	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	-
6452450063	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
-
6452450744	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452450554	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	-
6452451118	XXX	XXX	XXX	XXX	XXX	$XXX	FL	9/XX/2007	8/XX/2007	Second Home	Purchase	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	-
6452450593	XXX	XXX	XXX	XXX	XXX	$XXX	GA	11/XX/2007	11/XX/2007	Primary	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452449404	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449715	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
-
6452449677	XXX	XXX	XXX	XXX	XXX	$XXX	MD	2/XX/2007	1/XX/2007	Primary	Purchase	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	-
6452449901	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452451075	XXX	XXX	XXX	XXX	XXX	$XXX	TX	8/XX/2001	7/XX/2001	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
-
6452450745	XXX	XXX	XXX	XXX	XXX	$XXX	MD	10/XX/2007	9/XX/2007	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	-
6452450448	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
-
6452451137	XXX	XXX	XXX	XXX	XXX	$XXX	TX	8/XX/1998	7/XX/1998	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/1998.	-
6452450098	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/2001	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	-
6452449917	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	6/XX/2007	5/XX/2007	Primary	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452450404	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term	1	A	A	A	A	1	A	A	A	A	-
6452449507	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	-
6452449798	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	1	A	A	A	A	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2007	1	A	A	A	A	-
6452451203	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
-
6452451116	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
-
6452450014	XXX	XXX	XXX	XXX	XXX	$XXX	TX	3/XX/2003	3/XX/2003	Primary	Purchase	2	B	B	B	B	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	-
6452449635	XXX	XXX	XXX	XXX	XXX	$XXX	MI	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at origination than the 1.22% Index available within the look-back period.	-
6452450533	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2004	9/XX/2004	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed reflects prepaid interest amount as $XXX. Actual amount per HUD is $XXX-a difference of $XXX.	-
6452451048	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	-
6452449543	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	1	A	A	A	A	1	A	A	A	A	-
6452450086	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
-
6452449816	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	1	A	A	A	A	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	1	A	A	A	A	-
6452449511	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2006	9/XX/2006	Second Home	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Disparity in Occupancy: Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.	REVIEWER - GENERAL COMMENT (2019/XX/19): Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.	-
6452450076	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2005	2/XX/2005	Primary	Purchase	2	B	B	B	B	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2005	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed does not reflect a $XXX closing delay fee, a $XXX scanning and storage fee, and a $XXX title courier fee as prepaid finance charges.	-
6452450919	XXX	XXX	XXX	XXX	XXX	$XXX	KY	1/XX/2007	1/XX/2007	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	-
6452449529	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449745	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/1985	7/XX/1985	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/1985	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1985 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1985.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452449375	XXX	XXX	XXX	XXX	XXX	$XXX	PA	7/XX/2001	6/XX/2001	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Appraisal Documentation - Missing Document: Appraisal not provided	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
Yes	TR Indeterminable
6452449930	XXX	XXX	XXX	XXX	XXX	$XXX	MN	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	-
6452451178	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2003	6/XX/2003	Primary	Refinance Rate/Term	3	D	D	D	D	3	D	D	D	D	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	Yes	TR Indeterminable
6452450582	XXX	XXX	XXX	XXX	XXX	$XXX	KY	7/XX/1984	6/XX/1984	UTD	UTD UTD	3	D	D	D	D	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1984 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1984 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1984.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
No	TNR Testing Not Required
6452450801	XXX	XXX	XXX	XXX	XXX	$XXX	MI	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Credit Documentation - Missing Document: Credit Report not provided	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452449468	XXX	XXX	XXX	XXX	XXX	$XXX	GA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
Yes	TR Indeterminable
6452450607	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
-
6452449921	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452449058	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2007	7/XX/2007	Primary	Refinance UTD	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
-
6452450663	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452450858	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452450720	XXX	XXX	XXX	XXX	XXX	$XXX	FL	2/XX/2002	1/XX/2002	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2002, prior to three (3) business days from transaction date of 05/XX/2007.
-
6452449454	XXX	XXX	XXX	XXX	XXX	$XXX	CT	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452450752	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2001	11/XX/2001	Primary	Refinance UTD	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452449721	XXX	XXX	XXX	XXX	XXX	$XXX	TN	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
-
6452450594	XXX	XXX	XXX	XXX	XXX	$XXX	OR	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
-
6452450275	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2004	12/XX/2003	UTD	UTD UTD	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
-
6452449593	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	2/XX/2005	1/XX/2005	Primary	Refinance UTD	3	C	C	C	C	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	C	C	C	C
[3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
Late Charge
6452450466	XXX	XXX	XXX	XXX	XXX	$XXX	NC	11/XX/2005	11/XX/2005	Investment	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452449385	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2005	5/XX/2005	Investment	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	-
6452449407	XXX	XXX	XXX	XXX	XXX	$XXX	GA	7/XX/2006	6/XX/2006	Investment	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452451150	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2004	4/XX/2004	Investment	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	-
6452450979	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	2/XX/2007	1/XX/2007	Primary	UTD UTD	3	C	C	C	C	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	3	C	C	C	C
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
Late Charge
6452449248	XXX	XXX	XXX	XXX	XXX	$XXX	NY	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	File does not contain either Preliminary or Final Title	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
State Compliance - New York Late Charge Grace Period Testing: Grace period not allowed per state (NY) – min grace period for NY is 15 days - note states 10. State Compliance - New York Late Charge Percent Testing: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states $XXX.	-
6452450233	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[2] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
State Compliance - New York Late Charge Grace Period Testing: 10 day grace period is less than 15 day minimum per state NY	-
6452450559	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other	3	C	C	C	C	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title	3	C	C	C	C
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
State Compliance - New Jersey Home Loan (Late Charge): Grace period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10	Late Charge
6452449728	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	File does not contain either Preliminary or Final Title.	2	B	B	B	B
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.	-
6452449272	XXX	XXX	XXX	XXX	XXX	$XXX	GA	11/XX/2006	11/XX/2006	Primary	Purchase	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Yes	TR Indeterminable
6452450685	XXX	XXX	XXX	XXX	XXX	$XXX	NC	6/XX/2007	5/XX/2007	Investment	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452450534	XXX	XXX	XXX	XXX	XXX	$XXX	TX	8/XX/2009	7/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
-
6452450770	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452450190	XXX	XXX	XXX	XXX	XXX	$XXX	OH	6/XX/2002	5/XX/2002	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	-
6452450955	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2009	3/XX/2009	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452450825	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2004	2/XX/2004	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
-
6452449185	XXX	XXX	XXX	XXX	XXX	$XXX	CO	6/XX/2014	5/XX/2014	Primary	Refinance Cash-out - Other	3	C	C	C	C	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	C	C	C	C
[3] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2014 used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/04/XX/2014)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 05/XX/2014 was used which is one (1) month prior to Consummation Date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
State - NC
6452449265	XXX	XXX	XXX	XXX	XXX	$XXX	CO	8/XX/2015	5/XX/2015	Primary	Refinance Cash-out - Other	3	C	C	C	C	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	Missing title's in file	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 07/XX/2015	3	C	C	C	C
[3] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2015, prior to three (3) business days from transaction date of 08/XX/2015.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No date provided on disclosure of Homeownership of Counseling Organizations
State - NC
6452449216	XXX	XXX	XXX	XXX	XXX	$XXX	AR	9/XX/2013	8/XX/2013	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452450228	XXX	XXX	XXX	XXX	XXX	$XXX	WV	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
-
6452451086	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2015	12/XX/2014	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/01/XX/2015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
-
6452451062	XXX	XXX	XXX	XXX	XXX	TX	2/XX/2006	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Only security instrument was provided, unable to complete compliance testing.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452451023	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	10/XX/2013	9/XX/2013	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 09/XX/2013	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
Yes	TR Indeterminable (UAL State)
6452450993	XXX	XXX	XXX	XXX	XXX	$XXX	MI	5/XX/2013	4/XX/2013	Primary	Refinance UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
No	TNR Testing Not Required
6452450510	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2011	5/XX/2011	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2011 used as disbursement date for compliance testing.
[2] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
No	TNR Testing Not Required
6452449414	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2012	4/XX/2012	Primary	Refinance UTD	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2012 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
No	TNR Testing Not Required
6452450474	XXX	XXX	XXX	XXX	XXX	$XXX	CO	10/XX/2012	9/XX/2012	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2012 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
No	TNR Testing Not Required
6452449731	XXX	XXX	XXX	XXX	XXX	$XXX	AK	10/XX/2013	9/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2013 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2013, prior to three (3) business days from transaction date of 10/XX/2013.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449488	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
No	TNR Testing Not Required
6452450608	XXX	XXX	XXX	XXX	XXX	$XXX	PA	6/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
No	TNR Testing Not Required
6452449907	XXX	XXX	XXX	XXX	XXX	$XXX	NE	11/XX/2004	10/XX/2004	UTD	UTD UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
UTD	Indeterminable
6452450419	XXX	XXX	XXX	XXX	XXX	$XXX	NE	5/XX/2004	4/XX/2004	Primary	Refinance UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	SELLER - GENERAL COMMENT (2020/XX/08): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/08): Received new file. Nothing new received all exception will remain.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2020/XX/08): Received new file.	No	TNR Testing Not Required
6452450162	XXX	XXX	XXX	XXX	XXX	$XXX	WV	12/XX/2014	9/XX/2014	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
Yes	TR Indeterminable
6452451064	XXX	XXX	XXX	XXX	XXX	$XXX	SC	12/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Home Improvement	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
-
6452450999	XXX	XXX	XXX	XXX	XXX	$XXX	WI	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
No	TNR Testing Not Required
6452449831	XXX	XXX	XXX	XXX	XXX	$XXX	SD	11/XX/2005	10/XX/2005	Primary	Refinance UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450566	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452450870	XXX	XXX	XXX	XXX	XXX	$XXX	NM	9/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
No	TNR Testing Not Required
6452450475	XXX	XXX	XXX	XXX	XXX	$XXX	IN	8/XX/2010	6/XX/2010	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2010, prior to three (3) business days from transaction date of 08/XX/2010.
-
6452449091	XXX	XXX	XXX	XXX	XXX	$XXX	WV	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449643	XXX	XXX	XXX	XXX	XXX	$XXX	MT	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450894	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - California Primary Residence Late Charge Grace Period Testing: California Late Charge: Note grace period of 6 days is less than the state minimum of 10 days.
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452450732	XXX	XXX	XXX	XXX	XXX	$XXX	SC	9/XX/2013	8/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (Note Refers to State Legal Provisions Other Than South Carolina): South Carolina Home Loan: Promissory Note refers to state legal provisions other than South Carolina.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2013, prior to three (3) business days from transaction date of 09/XX/2013.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449481	XXX	XXX	XXX	XXX	NC	4/XX/2006	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449869	XXX	XXX	XXX	XXX	XXX	FL	12/XX/2006	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450938	XXX	XXX	XXX	XXX	8/XX/2006	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449227	XXX	XXX	XXX	XXX	XXX	$XXX	LA	5/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: No Appraisal Provided	-
6452450143	XXX	XXX	XXX	XXX	XXX	$XXX	GA	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
Yes	TR Indeterminable
6452450423	XXX	XXX	XXX	XXX	XXX	$XXX	IN	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
No	TNR Testing Not Required
6452449746	XXX	XXX	XXX	XXX	XXX	$XXX	PA	2/XX/2007	1/XX/2007	UTD	UTD UTD	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
-
6452450338	XXX	XXX	XXX	XXX	XXX	AL	5/XX/2006	Primary	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Only security instrument was provided, unable to complete compliance testing.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449931	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	8/XX/2014	7/XX/2014	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014)
[2] Federal Compliance - Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 07/XX/2014 was used which is one (1) month prior to Consummation Date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2014, prior to three (3) business days from transaction date of 08/XX/2014.
-
6452449787	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2006	2/XX/2006	Primary	Refinance UTD	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	-
6452450341	XXX	XXX	XXX	XXX	XXX	$XXX	OK	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450012	XXX	XXX	XXX	XXX	XXX	$XXX	MN	9/XX/2010	8/XX/2010	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 09/XX/2010	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
No	TNR Testing Not Required
6452449052	XXX	XXX	XXX	XXX	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	UTD	Indeterminable
6452449564	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2006	Primary	Refinance Cash-out - Other	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452451006	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2014	10/XX/2014	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 10/XX/2014	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
Yes	TR Indeterminable
6452450776	XXX	XXX	XXX	XXX	XXX	$XXX	MI	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450851	XXX	XXX	XXX	XXX	XXX	$XXX	ID	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
-
6452449279	XXX	XXX	XXX	XXX	XXX	$XXX	MN	2/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
No	TNR Testing Not Required
6452450480	XXX	XXX	XXX	XXX	XXX	$XXX	LA	8/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452451010	XXX	XXX	XXX	XXX	XXX	$XXX	MI	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452451088	XXX	XXX	XXX	XXX	XXX	$XXX	TN	7/XX/2007	6/XX/2007	UTD	Refinance UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449694	XXX	XXX	XXX	XXX	XXX	$XXX	IN	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: RTC Signature Date was not provided.	No	TNR Testing Not Required
6452449797	XXX	XXX	XXX	XXX	XXX	$XXX	AL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449030	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.	-
6452449918	XXX	XXX	XXX	XXX	AZ	1/XX/2013	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Only the Security Instrument was provided, unable to complete compliance testing.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449685	XXX	XXX	XXX	XXX	XXX	$XXX	NE	2/XX/2004	1/XX/2004	UTD	Refinance UTD	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
-
6452449515	XXX	XXX	XXX	XXX	XXX	$XXX	VA	11/XX/2011	8/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.98560% or final disclosure apr of XX.XX% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011.
-
6452450146	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	3/XX/2006	2/XX/2006	UTD	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
-
6452449651	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2006	4/XX/2006	UTD	Refinance UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
No	TNR Testing Not Required
6452450025	XXX	XXX	XXX	XXX	XXX	$XXX	IA	9/XX/2013	5/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	B	B	B	B
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.28190% or final disclosure apr of XX.XX% is in excess of allowable threshold of APOR 2.66% + 1.5%, or 4.16000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 4 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452451184	XXX	XXX	XXX	XXX	XXX	$XXX	WV	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.	-
6452451197	XXX	XXX	XXX	XXX	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	UTD	Indeterminable
6452450400	XXX	XXX	XXX	XXX	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	UTD	Indeterminable
6452450742	XXX	XXX	XXX	XXX	XXX	$XXX	MN	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.
[2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449774	XXX	XXX	XXX	XXX	XXX	$XXX	AL	5/XX/2014	4/XX/2014	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 05/XX/2014	2	B	B	B	B
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2014 used as disbursement date for compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2014, prior to three (3) business days from transaction date of 05/XX/2014.
-
6452449964	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
-
6452449955	XXX	XXX	XXX	XXX	XXX	$XXX	IN	6/XX/2007	5/XX/2007	Primary	UTD UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

SELLER - GENERAL COMMENT (2021/XX/02): HELOC agreement contains fee language on page 3.
REVIEWER - GENERAL COMMENT (2021/XX/02): Fee language on page 3 of HELOC agreement speaks only to prepayment penalty.
GENERAL COMMENT (2021/XX/02): HELOC agreement contains fee language on page 3.	UTD	Indeterminable (UAL State)
6452450037	XXX	XXX	XXX	XXX	XXX	$XXX	NE	10/XX/2003	9/XX/2003	Primary	Refinance UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
No	TNR Testing Not Required
6452449367	XXX	XXX	XXX	XXX	XXX	$XXX	AL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: File only contains security instrument and preliminary title, unable to complete compliance testing.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450587	XXX	XXX	XXX	XXX	XXX	4/XX/2003	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449101	XXX	XXX	XXX	XXX	XXX	WI	8/XX/2004	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449850	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452449143	XXX	XXX	XXX	XXX	XXX	UTD	Refinance UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. Only Security Instrument was provided, unable to complete compliance testing	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450075	XXX	XXX	XXX	XXX	XXX	$XXX	KY	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449671	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452449630	XXX	XXX	XXX	XXX	XXX	$XXX	NE	10/XX/2010	10/XX/2010	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2010 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
No	TNR Testing Not Required
6452449378	XXX	XXX	XXX	XXX	XXX	$XXX	PA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450592	XXX	XXX	XXX	XXX	XXX	$XXX	MI	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
-
6452450643	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.	-
6452449603	XXX	XXX	XXX	XXX	XXX	$XXX	AK	5/XX/2013	4/XX/2013	Primary	Refinance Cash-out - Home Improvement	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450623	XXX	XXX	XXX	XXX	XXX	$XXX	GA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

SELLER - GENERAL COMMENT (2021/XX/02): HELOC agreement contains fee language on page 3.
REVIEWER - GENERAL COMMENT (2021/XX/02): Fee language on page 3 of HELOC agreement speaks only to prepayment penalty.
GENERAL COMMENT (2021/XX/02): HELOC agreement contains fee language on page 3.	Yes	TR Indeterminable
6452450396	XXX	XXX	XXX	XXX	XXX	$XXX	ID	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
-
6452450508	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.

SELLER - GENERAL COMMENT (2021/XX/02): Due to change in terms Fee Addendum not required.
REVIEWER - GENERAL COMMENT (2021/XX/02): Original loan is what was reviewed for compliance.  Subsequent change in terms or modification have no bearing on origination compliance.
GENERAL COMMENT (2021/XX/02): Due to change in terms Fee Addendum not required.	Yes	TR Indeterminable
6452449804	XXX	XXX	XXX	XXX	XXX	3/XX/2006	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Only the security instrument was provided in the loan file, unable to perform compliance testing.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450922	XXX	XXX	XXX	XXX	XXX	$XXX	IA	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.	-
6452450127	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2007	6/XX/2007	Primary	Refinance UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Unable to test HELOC Fee Agreement due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452450331	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452450339	XXX	XXX	XXX	XXX	XXX	$XXX	AL	9/XX/2013	8/XX/2013	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2020/XX/30): Not provided with trailing documents, unable to clear exception.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450640	XXX	XXX	XXX	XXX	LA	6/XX/2006	5/XX/2006	Primary	Refinance UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450482	XXX	XXX	XXX	XXX	XXX	IN	6/XX/2003	5/XX/2003	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Only Security Instrument was provided in file, Unable to complete compliance testing.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450289	XXX	XXX	XXX	XXX	XXX	$XXX	GA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	REVIEWER - GENERAL COMMENT (2020/XX/01): Not provided with trailing documents, unable to clear exception.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

SELLER - GENERAL COMMENT (2021/XX/02): Due to change in terms Fee Addendum not required.
REVIEWER - GENERAL COMMENT (2021/XX/02): Original loan is what was reviewed for compliance.  Subsequent change in terms or modification have no bearing on origination compliance.
GENERAL COMMENT (2021/XX/02): Due to change in terms Fee Addendum not required.	Yes	TR Indeterminable
6452450807	XXX	XXX	XXX	XXX	XXX	$XXX	PA	8/XX/2013	7/XX/2013	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2013, prior to three (3) business days from transaction date of 08/XX/2013.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452451068	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/2013	11/XX/2013	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.88000% or final disclosure apr of XX.XX% is in excess of allowable threshold of APOR 3.30% + 1.5%, or 4.80000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449582	XXX	XXX	XXX	XXX	XXX	$XXX	WV	9/XX/2013	8/XX/2013	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2020/XX/01): Not provided with trailing documents, unable to clear exception.	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 08/XX/2013	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450111	XXX	XXX	XXX	XXX	XXX	NC	3/XX/2007	Primary	Refinance Cash-out - Other	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete loan file. Only Security Instrument was provided, unable to complete compliance testing	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450833	XXX	XXX	XXX	XXX	XXX	$XXX	AK	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452451138	XXX	XXX	XXX	XXX	XXX	$XXX	OR	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.	-
6452449493	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452451035	XXX	XXX	XXX	XXX	XXX	$XXX	IN	8/XX/2003	7/XX/2003	UTD	Refinance UTD	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
No	TNR Testing Not Required
6452450565	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452451244	XXX	XXX	XXX	XXX	XXX	$XXX	IN	5/XX/2014	3/XX/2014	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
[2] State Compliance - Indiana Prepayment Penalty: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable-rate mortgage loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Miscellaneous Compliance - Alternate source used for application date: Application date found on alternate source and completed.	-
6452450234	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2020/XX/03): Not provided with trailing documents, unable to clear exception.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
Yes	TR Indeterminable
6452449785	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - GENERAL COMMENT (2020/XX/03): Not provided with trailing documents, unable to clear exception.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449678	XXX	XXX	XXX	XXX	XXX	$XXX	IN	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452451250	XXX	XXX	XXX	XXX	XXX	$XXX	IN	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
GENERAL COMMENT (2020/XX/08): Not provided in trailing documents	-
6452450597	XXX	XXX	XXX	XXX	XXX	$XXX	PA	1/XX/2005	12/XX/2004	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452449361	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
[2] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.
-
6452449820	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 21.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450862	XXX	XXX	XXX	XXX	XXX	$XXX	IN	11/XX/2012	10/XX/2012	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2012 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449590	XXX	XXX	XXX	XXX	XXX	$XXX	WA	10/XX/2014	9/XX/2014	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 09/XX/2014	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2014 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2014, prior to three (3) business days from transaction date of 10/XX/2014.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
Miscellaneous Compliance - Alternate source used for application date: Application date found on alternate source and completed. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Application date found on alternate source and completed.	-
6452449738	XXX	XXX	XXX	XXX	XXX	$XXX	PA	2/XX/2015	12/XX/2014	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Valuation Issue - Property is in a declining market.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2015	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/XX/20/2015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
-
6452449276	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2015	3/XX/2015	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided [3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/04/XX/2015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
-
6452450561	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
-
6452450824	XXX	XXX	XXX	XXX	XXX	$XXX	ND	2/XX/2015	11/XX/2014	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/01/XX/2015)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
-
6452450378	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2011	5/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	REVIEWER - GENERAL COMMENT (2020/XX/04): Not provided with trailing documents, unable to clear exception.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2011 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
Yes	TR Indeterminable
6452450059	XXX	XXX	XXX	XXX	XXX	DE	8/XX/2009	7/XX/2009	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. No compliance documents in the loan file	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450198	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
-
6452449181	XXX	XXX	XXX	XXX	XXX	$XXX	AK	8/XX/2013	3/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.03250% or final disclosure apr of XX.XX% is in excess of allowable threshold of APOR 2.66% + 1.5%, or 4.16000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
-
6452450896	XXX	XXX	XXX	XXX	XXX	6/XX/2004	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Security in the file, unable to run compliance.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452450655	XXX	XXX	XXX	XXX	XXX	$XXX	OR	3/XX/2014	12/XX/2013	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
No	TNR Testing Not Required
6452450981	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2013	6/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.	-
6452449881	XXX	XXX	XXX	XXX	XXX	$XXX	MT	5/XX/2013	4/XX/2013	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2013 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452449039	XXX	XXX	XXX	XXX	XXX	$XXX	PA	1/XX/2005	12/XX/2004	Primary	Refinance UTD	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
No	TNR Testing Not Required
6452450357	XXX	XXX	XXX	XXX	XXX	$XXX	KS	9/XX/2013	8/XX/2013	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 09/XX/2013	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
No	TNR Testing Not Required
6452450354	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
No	TNR Testing Not Required
6452449399	XXX	XXX	XXX	XXX	XXX	NV	7/XX/2006	UTD	UTD UTD	3	D	D	D	D	3	D	D	D	D	[3] Loan File - (Missing Doc) Incomplete loan images/file	Loan File - (Missing Doc) Incomplete loan images/file: Incomplete Loan File. Only found Security Instrument in file.	SELLER - GENERAL COMMENT (2020/XX/09): Received new file. REVIEWER - GENERAL COMMENT (2020/XX/09): Received new file. Still not able to run compliance with new file. Exception will remain.	GENERAL COMMENT (2020/XX/09): Received new file.	UTD	Indeterminable
6452451105	XXX	XXX	XXX	XXX	XXX	$XXX	PA	10/XX/2015	4/XX/2015	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Hybrid Appraisal / Valuation Report Date: 06/XX/2015
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of  is less than Guideline representative FICO score of 680.
[3] Income Documentation - Income Docs Missing:
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506 or 4506-T (2013), 4506 or 4506-T (2014), Award Letter / Continuance Letter
[3] Application / Processing - Missing Document: Approval not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Income Documentation - REO Documents are missing.: Address: XXX, NJ Insurance Verification, Statement, Tax Verification
[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
Credit report evidencing FICO score is missing from the file. Continuance was not confirmed for pension. Form in file was not filled out. Credit report not evident.	[3] Appraisal Data Integrity - Hybrid Appraisal valuation product only qualifies as an acceptable first (primary) product for second liens.: Valuation Type: Hybrid Appraisal / Valuation Report Date: 06/XX/2015	2	B	B	B	B
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - Pennsylvania Prepayment Penalty First Lien: Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a first lien loan less than or equal to $XXX.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
-
6452449357	XXX	XXX	XXX	XXX	XXX	$XXX	CT	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	-
6452449491	XXX	XXX	XXX	XXX	XXX	$XXX	MS	10/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater.	-
6452450624	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2004	8/XX/2004	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452450109	XXX	XXX	XXX	XXX	XXX	$XXX	MI	7/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
-
6452449054	XXX	XXX	XXX	XXX	XXX	$XXX	WV	7/XX/1998	7/XX/1998	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	2	B	B	B	B
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/1998, prior to three (3) business days from transaction date of 07/XX/1998.
-
6452449578	XXX	XXX	XXX	XXX	XXX	$XXX	NC	7/XX/1998	5/XX/1998	Primary	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452450445	XXX	XXX	XXX	XXX	XXX	$XXX	WA	9/XX/2001	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Credit Documentation - Missing Document: Credit Report not provided	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	-
6452450180	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2002	5/XX/2002	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	B	B	B	B	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	-
6452450580	XXX	XXX	XXX	XXX	XXX	$XXX	FL	1/XX/2003	12/XX/2002	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure is payment stream related due to lender's TIL reflecting MI being in force for 126 months, however based on loan amount and appraised value the MI would be in force for 138 months.	-
6452450841	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2003	2/XX/2003	Primary	Purchase	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
No	TNR Testing Not Required
6452449701	XXX	XXX	XXX	XXX	XXX	$XXX	FL	7/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Other	1	A	A	A	A	1	A	A	A	A	-
6452449793	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2003	11/XX/2003	Primary	UTD UTD	3	D	D	D	D	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
UTD	Indeterminable
6452450923	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	-
6452449779	XXX	XXX	XXX	XXX	XXX	$XXX	LA	4/XX/2004	3/XX/2004	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure as the file is missing the Itemization of Amount Financed.	-
6452450314	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2004	6/XX/2004	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	-
6452449596	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	12/XX/2004	12/XX/2004	Primary	Purchase	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
-
6452450264	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2005	12/XX/2004	Primary	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452449878	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	-
6452450410	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2005	2/XX/2005	Primary	Purchase	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	-
6452449518	XXX	XXX	XXX	XXX	XXX	$XXX	LA	5/XX/2004	4/XX/2004	Primary	Construction-Permanent	2	B	B	B	B	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
-
6452450817	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
Yes	TR Indeterminable
6452449597	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	-
6452450595	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2005	10/XX/2005	Second Home	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	-
6452450532	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	1	A	A	A	A	1	A	A	A	A	-
6452449221	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
-
6452450771	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2006	2/XX/2006	Primary	Purchase	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
-
6452450618	XXX	XXX	XXX	XXX	XXX	$XXX	WA	6/XX/2006	6/XX/2006	Primary	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452450865	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2006	7/XX/2006	Primary	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452450914	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
-
6452450821	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452450397	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2007	2/XX/2007	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452450875	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
-
6452451186	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2007	3/XX/2007	Investment	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	-
6452449316	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	-
6452450806	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	5/XX/2007	5/XX/2007	Primary	Purchase	2	B	B	B	B	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
-
6452450045	XXX	XXX	XXX	XXX	XXX	$XXX	FL	7/XX/2007	5/XX/2007	Primary	Purchase	1	A	A	A	A	[3] Credit Documentation - Missing Document: Credit Report not provided	1	A	A	A	A	-
6452450900	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
-
6452450882	XXX	XXX	XXX	XXX	XXX	$XXX	TX	12/XX/2007	11/XX/2007	Primary	Purchase	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	-
6452449120	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2008	3/XX/2008	Primary	Refinance Rate/Term	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
Yes	TR HUD Deficiency
6452449552	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2008	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	-
6452450142	XXX	XXX	XXX	XXX	XXX	$XXX	WA	1/XX/2009	12/XX/2008	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	-
6452449644	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2011	6/XX/2011	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	-
6452449862	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2011	10/XX/2011	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
-
6452450525	XXX	XXX	XXX	XXX	XXX	$XXX	TX	2/XX/2012	1/XX/2012	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449226	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2012	3/XX/2012	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449967	XXX	XXX	XXX	XXX	XXX	$XXX	FL	5/XX/2012	3/XX/2012	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
-
6452450171	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2012	2/XX/2012	Investment	Refinance Rate/Term	1	A	A	A	A	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	1	A	A	A	A	-
6452450401	XXX	XXX	XXX	XXX	XXX	$XXX	FL	10/XX/2012	6/XX/2012	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
-
6452449495	XXX	XXX	XXX	XXX	XXX	$XXX	FL	10/XX/2012	9/XX/2012	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
-
6452450364	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2015	5/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: 25.94132% QM qualifying DTI: 28.85902%	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject. Tax certificate (D0190) which shows taxes at an annual amount of $XXX.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.	REVIEWER - GENERAL COMMENT (2020/XX/24): Regraded to EV1	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.	Federal Compliance - CHARM Booklet Disclosure Status: No evidence Borrower received disclosure Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: No evidence Borrower received disclosure Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan. Fully indexed rate disclosed on final TIL states 3.019 and system states 3.00. Difference is due to rounding.	-
6452450028	XXX	XXX	XXX	XXX	XXX	$XXX	MD	3/XX/2006	2/XX/2006	Primary	Purchase	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
-
6452450321	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: [3] Application / Processing - Missing Document: Flood Certificate not provided	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
-
6452451133	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2000	2/XX/2000	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/1999.
-
6452450141	XXX	XXX	XXX	XXX	XXX	$XXX	NC	12/XX/2004	11/XX/2004	Second Home	Refinance Rate/Term	1	A	A	A	A	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:	1	A	A	A	A	-
6452449521	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2006.	-
6452450022	XXX	XXX	XXX	XXX	XXX	$XXX	RI	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	-
6452451247	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2001	5/XX/2001	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001.
-
6452450015	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	6/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Closing / Title - Title: Evidence of title is missing	2	B	B	B	B
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
-
6452449920	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.	-
6452449483	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Most recent inspection date not found in file.	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien: Per loan summary	Yes	TR Indeterminable (UAL State)
6452450426	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	1/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	2	B	B	B	B	[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.	-
6452449388	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	3/XX/2004	2/XX/2004	Second Home	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 9/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
Yes	TR Indeterminable (UAL State)
6452450986	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.	Unable to determine.	2	B	B	B	B
[2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
Federal Compliance - TILA HELOC - Credit Agreement Missing: Agree. Federal Compliance - TILA HELOC - HELOC Brochure Missing: Agree. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Agree.	-
6452449063	XXX	XXX	XXX	XXX	XXX	$XXX	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	3	D	D	D	D	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	3	D	D	D	D
[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information.
[2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
Yes	TR Indeterminable (UAL State)
6452449379	XXX	XXX	XXX	XXX	XXX	$XXX	GA	8/XX/2021	4/XX/2021	Primary	Refinance Rate/Term	Non QM	3	C	C	B	B	3	C	C	B	B
[3] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2021). (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2021 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2066889)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2021). (Final/08/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562)

Federal Compliance - Unknown Loan Designation Test: Originator Loan Designation not provided
Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Final Closing Disclosure provided on 08/XX/2021 disclosed an Amount Financed
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The Note shows P&I of $XXX but the final CD is showing $XXX
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure provided on 08/XX/2021 disclosed a Principal and Interest Payment that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on 08/XX/2021 disclosed an Amount Financed
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The Note shows P&I of $XXX but the final CD is showing $XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX

SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed amount financed is $XXX. Calculated amount financed is $XXX. Amount financed is understated by $XXX and is acceptable. Fees include: Points $XXX, Processing $XXX, Tax Service $XXX, Closing/Escrow $XXX, CPL $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2022/XX/08): Note required to cure exception and match final disclosure including refund check, PCCD, LOE, Proof of delivery and reopening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.
REVIEWER - GENERAL COMMENT (2022/XX/19): Provide signed note with correct balance, reopen RTC, refund any overpayment caused by incorrect note, provide proof of delivery and LOE.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is overstated by $XXX and is acceptable. Fees include: Points $XXX, Processing $XXX, Tax Service $XXX, Closing/Escrow $XXX, CPL $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2022/XX/08): Note required to cure exception and match final disclosure including refund check, PCCD, LOE, Proof of delivery and reopening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.
REVIEWER - GENERAL COMMENT (2022/XX/19): Provide signed note with correct balance, reopen RTC, refund any overpayment caused by incorrect note, provide proof of delivery and LOE.
SELLER - GENERAL COMMENT (2022/XX/07): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. The final CD and other file documentation signed at closing indicates the correct loan amount is $XXX and monthly P&I is $XXX. The Note dated 8/XX/2021 was provided and disclosed the incorrect loan amount of $XXX and incorrect P&I of $XXX. See attached Note and final CD.
REVIEWER - GENERAL COMMENT (2022/XX/08): Note required to cure exception and match final disclosure including refund check, PCCD, LOE, Proof of delivery and reopening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.
REVIEWER - GENERAL COMMENT (2022/XX/19): Provide signed note with correct balance, reopen RTC, refund any overpayment caused by incorrect note, provide proof of delivery and LOE.
SELLER - GENERAL COMMENT (2022/XX/07): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. The final CD and other file documentation signed at closing indicates the correct loan amount is $XXX and monthly P&I is $XXX. The Note dated 8/XX/2021 was provided and disclosed the incorrect loan amount of $XXX and incorrect P&I of $XXX. See attached Note and final CD.
REVIEWER - GENERAL COMMENT (2022/XX/08): Note required to cure exception and match final disclosure including refund check, PCCD, LOE, Proof of delivery and reopening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.
REVIEWER - GENERAL COMMENT (2022/XX/19): Provide signed note with correct balance, reopen RTC, refund any overpayment caused by incorrect note, provide proof of delivery and LOE.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed total of payments is $XXX. Calculated total of payments is $XXX. Total of payments is overstated by $XXX and is acceptable. Fees include: Points $XXX, Processing $XXX, Tax Service $XXX, Closing/Escrow $XXX, CPL $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2022/XX/08): Note required to cure exception and match final disclosure including refund check, PCCD, LOE, Proof of delivery and reopening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.
REVIEWER - GENERAL COMMENT (2022/XX/19): Provide signed note with correct balance, reopen RTC, refund any overpayment caused by incorrect note, provide proof of delivery and LOE.

GENERAL COMMENT (2022/XX/07): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. The final CD and other file documentation signed at closing indicates the correct loan amount is $XXX and monthly P&I is $XXX. The Note dated 8/XX/2021 was provided and disclosed the incorrect loan amount of $XXX and incorrect P&I of $XXX. See attached Note and final CD.

GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed total of payments is $XXX. Calculated total of payments is $XXX. Total of payments is overstated by $XXX and is acceptable. Fees include: Points $XXX, Processing $XXX, Tax Service $XXX, Closing/Escrow $XXX, CPL $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.

GENERAL COMMENT (2022/XX/07): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. The final CD and other file documentation signed at closing indicates the correct loan amount is $XXX and monthly P&I is $XXX. The Note dated 8/XX/2021 was provided and disclosed the incorrect loan amount of $XXX and incorrect P&I of $XXX. See attached Note and final CD.

GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is overstated by $XXX and is acceptable. Fees include: Points $XXX, Processing $XXX, Tax Service $XXX, Closing/Escrow $XXX, CPL $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.

GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed amount financed is $XXX. Calculated amount financed is $XXX. Amount financed is understated by $XXX and is acceptable. Fees include: Points $XXX, Processing $XXX, Tax Service $XXX, Closing/Escrow $XXX, CPL $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.

GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.

GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.

GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.

GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.

GENERAL COMMENT (2022/XX/16): Agree: The Note reflecting the correct loan amount and P&I payment was not provided to the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXX and re-executed Notice of Right to Cancel.
TILA ATR/QM
6452450175	XXX	XXX	XXX	XXX	XXX	$XXX	NY	10/XX/2021	5/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	B	B	B	B	[3] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2021). (Final/10/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

State Compliance - New York Late Charge Percent Testing: Late Charge percentage of 5% is in excess of the NY state maximum.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
SELLER - GENERAL COMMENT (2022/XX/07): Agree: Closing CD issued 10/XX/2021 Total of Payments disclosed is $XXX. Total of Payments calculated is $XXX. Post Close CD issued 11/XX/2021 Total of Payments disclosed $XXX increased by $XXX. Appraisal fee increased by $XXX on post close CD. $XXX Refund required to remedy. REVIEWER - GENERAL COMMENT (2022/XX/09): Appraisal fee was added on the PCCD dated that was not present on the final CD. Please provide PCCD, LOE, copy of refund check, proof of delivery and reopening of RTC to cure.	GENERAL COMMENT (2022/XX/07): Agree: Closing CD issued 10/XX/2021 Total of Payments disclosed is $XXX. Total of Payments calculated is $XXX. Post Close CD issued 11/XX/2021 Total of Payments disclosed $XXX increased by $XXX. Appraisal fee increased by $XXX on post close CD. $XXX Refund required to remedy.	-
6452450777	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2021	6/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	B	B	B	B	2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/09/XX/2021)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge Variance in the amount of $XXX greater than the allowed variance of $XXX.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is understated by $XXX and is acceptable. Fees include: Processing $XXX, Closing/Escrow $XXX, Patriot Act Search $XXX, Recording Service $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2022/XX/09): Title - Mobile notary fee is being tested as a finance charge. "The state maximum is $XXX per signature. That is not the minimum per signature. The fee was paid to the title company.
If the lender obtains an invoice from the title company that breaks out the components of the $XXX fee, we will revisit the loan.

While a notary fee itself (for notarial action) paid to a third party may be excluded from finance charge under 1026.4(c)(7), a signing fee or charge for “mobile” notary to come to borrower to conduct signing is not excluded from finance charge. Only flat amount for notarizing documents as authorized by law is excludable. See commentary under 1026.4(e)-3 below:
3. Notary fees. In order for a notary fee to be excluded under §1026.4(e)(1), all of the following conditions must be met:
i. The document to be notarized is one used to perfect, release, or continue a security interest.
ii. The document is required by law to be notarized.
iii. A notary is considered a public official under applicable law.
iv. The amount of the fee is set or authorized by law.

If the fee disclosed represents a notary and signing fee lumped together, the total would be considered a finance charge unless it can be demonstrated which portion was allocated for which service."
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Mobile Notary and mobile signing fees are considered different. Mobile Notary fee listed on final CD is a non-APR fee and would not be included in finance charge calculation. No remediation required.
REVIEWER - GENERAL COMMENT (2022/XX/19): That is why the Title - Notary fee is being tested as a signing fee. The $XXX notary fee is over state maximum allowed per notary.  Please provide documentation of required notarizations or provide PCCD with breakout of Notary and signing fee charges for testing, or provide cure.
GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is understated by $XXX and is acceptable. Fees include: Processing $XXX, Closing/Escrow $XXX, Patriot Act Search $XXX, Recording Service $XXX and Prepaid Interest $XXX. Please see attached Brooks calculations. GENERAL COMMENT (2022/XX/16): Disagree: Mobile Notary and mobile signing fees are considered different. Mobile Notary fee listed on final CD is a non-APR fee and would not be included in finance charge calculation. No remediation required.	-
6452450765	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2021	8/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2021)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2021 contains a change in APR and contains an addition of a prepayment penalty and was not received by borrower at least three (3) business days prior to consummation.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated finance charge is $XXX and the finance charge on the final CD was $XXX. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No indication in the loan file that the initial CD dated 11/XX/21 was provided to the borrower at least 3 business days prior to closing.
SELLER - GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is overstated by $XXX and is acceptable. Fees include: Processing $XXX, Attorney Fee $XXX, Courier $XXX, Sub Escrow $XXX and Prepaid Interest $XXX. Index value of 0.048% found on Commitment Letter. Please see attached Brooks calculations.
REVIEWER - GENERAL COMMENT (2022/XX/09): CEMA servicing lender attorney fee is being tested as a finance charge.  Please provide PCCD, LOE, copy of refund check, proof of delivery and re-opening of RTC.
SELLER - GENERAL COMMENT (2022/XX/16): Disagree: Per XXX methodology for the sate of New York the CEMA - Servicing Lender Attorney fee is correctly placed in section H and would NOT be considered an APR fee.
REVIEWER - GENERAL COMMENT (2022/XX/19): With no specific exclusion under 4(c)(7) and the requirement for a servicing lender attorney fee, though disclosed in section H, would require the fee to be tested as a finance charge.
REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2022/XX/14): Sufficient Cure Provided At Closing
GENERAL COMMENT (2022/XX/07): Disagree: Final disclosed finance charge is $XXX. Calculated finance charge is $XXX. Finance charge is overstated by $XXX and is acceptable. Fees include: Processing $XXX, Attorney Fee $XXX, Courier $XXX, Sub Escrow $XXX and Prepaid Interest $XXX. Index value of 0.048% found on Commitment Letter. Please see attached Brooks calculations. GENERAL COMMENT (2022/XX/16): Disagree: Per XXX methodology for the sate of New York the CEMA - Servicing Lender Attorney fee is correctly placed in section H and would NOT be considered an APR fee.	-
6452449081	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2012	3/XX/2012	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] General - Initial Rate Lock rate date is not documented in file.	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	-
6452449555	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2013	12/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
-
6452450621	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2012	6/XX/2012	Investment	Refinance Rate/Term	1	A	A	A	A	1	A	A	A	A	-
6452449013	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2013	10/XX/2013	Investment	Refinance Rate/Term	1	A	A	A	A	1	A	A	A	A	-
6452450460	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2013	1/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
-
6452449970	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2000	4/XX/2000	Investment	Purchase	1	A	A	A	A	1	A	A	A	A	-
6452449036	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2013	7/XX/2013	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
-
6452450753	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	10/XX/2013	Investment	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452449707	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2012	7/XX/2012	Investment	Purchase	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
No	TNR Testing Not Required
6452450736	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2013	3/XX/2013	Primary	Purchase	3	D	D	D	D	[3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

SELLER - GENERAL COMMENT (2023/XX/18): Final HUD-1 was not stamped or signed, however it did have a cover letter that confirmed that the enclosed Final HUD is the certified copy which is likely how that Escrow operated vs the stamp/signature.
REVIEWER - GENERAL COMMENT (2023/XX/18): The cover letter mentioned does not meet the requirements of a Final HUD-1. How a particular escrow company may or may not have operated in accordance with state standards is outside the scope of SAMC's review. A signed final HUD-1 has not been provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Final HUD-1 was not stamped or signed, however it did have a cover letter that confirmed that the enclosed Final HUD is the certified copy which is likely how that Escrow operated vs the stamp/signature.
No	TNR Testing Not Required
6452450066	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2013	4/XX/2013	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
-
6452450971	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2013	5/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
-
6452450773	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2006	3/XX/2006	Primary	UTD UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
UTD	Indeterminable
6452451145	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2012	10/XX/2012	Primary	Purchase	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452449202	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	-
6452450159	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the sign in fees of $XXX and $XXX subordination recording fee of $XXX and title courier fee of $XXX as prepaid finance charges. HUD disclosed prepaid interest fee as $XXX and itemization disclosed as $XXX.	-
6452450606	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	3	D	D	D	D	[3] Application / Processing - Missing Valuation:	Appraisal not provided.	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
Yes	TR HUD Deficiency
6452449903	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2013	11/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.	2	B	B	B	B
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
-
6452450219	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/1999	4/XX/1999	Primary	Purchase	3	D	D	D	D	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Received only page 1 and a HUD addendum, need page 2 of HUD to complete testing.
SELLER - GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48
REVIEWER - GENERAL COMMENT (2023/XX/18): Unclear what specific document the seller is referring to, however SAMC does not accept escrow instructions or other similar documentation in lieu of a complete, fully executed HUD-1. Exception remains.
GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48	No	TNR Testing Not Required
6452449781	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2014	12/XX/2013	Investment	Refinance Cash-out - Other	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013. The source for this date is Initial disclosures.	-
6452449587	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2013	6/XX/2013	Primary	Refinance Cash-out - Other	2	B	B	B	B	[3] Application / Processing - Missing Document: Missing Final 1003	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
-
6452449009	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	7/XX/2013	Primary	Refinance Rate/Term	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
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6452449935	XXX	XXX	XXX	XXX	XXX	$XXX	WA	2/XX/2009	2/XX/2009	Investment	Refinance UTD	3	D	D	D	D	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
No	TNR Testing Not Required
6452449395	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2016	2/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2016 are underdisclosed. (Final/05/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - ARM Disclosure Status Test: File contains ARM program disclosure; however, it is not dated to determine it was provided within 3 business days of application.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet document not provided
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: File is missing List of Homeownership Counseling Organizations.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Loan Disclosures: Page 1 of final CD shows monthly Estimated Taxes, Insurance & Assessments of $XXX translating to an annual payment of $XXX. Page 4 of final CD reflects Amount of Estimated Property Costs over Year 1 of 19,906.34.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
-
6452450796	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2018	4/XX/2018	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification

HOI coverage provided is short $XXX.  Please provide increased HOI coverage or RCE.
The following REO documents are required and missing:  HOI and property tax verification.
The following REO documents are required and missing: HOI and property tax verification.
The following REO documents are required and missing:  HOI and property tax verification.
The following REO documents are required and missing:  Statement, HOI and property tax verification.
The following REO documents are required and missing:  Statement, HOI and property tax verification.
The following REO documents are required and missing:  Statement, HOI and property tax verification.
2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure located in file; however, it is not dated to determine that it was sent to borrower within 3 business days of application date.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Based on Application Date, more recent tax returns are due/missing. Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018.
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6452450403	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2019	7/XX/2019	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
Federal Compliance - ARM Disclosure Timing Test: Adjustable Rate Mortgage Disclosure is not dated within 3 days of application. Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in the file.	-
6452449114	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	3/XX/2019	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - ARM Disclosure Timing Test: ARM disclosure provided 3/XX/2019, which was not within 3 days of application. Federal Compliance - CHARM Booklet Disclosure Timing: CHARM disclosure provided 3/XX/2019, which was not within 3 days of application.	REVIEWER - GENERAL COMMENT (2023/XX/13): Document provided cannot be used to clear this condition. Please provide the list of at least 10 counseling agencies, along with date list was obtained.	-
6452449906	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2015	11/XX/2015	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C	[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.34 is less than Guideline PITIA months reserves of 12.00.	File does not contain documentation from lender/seller confirming the condo is warrantable. Per Portfolio Express and expanded DTI guides, 43% DTI is allowed with a 720 fico and 12 months reserves. Insufficient assets were listed on the application to cover 12 months reserves.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/12/XX/2015)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)

Federal Compliance - Check Loan Designation Match - ATR Risk: The maximum DTI is 38% per Portfolio Express guides. Loan approved at 40.433%
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The maximum DTI is 38% per Portfolio Express guides. Loan approved at 40.433%
Federal Compliance - CHARM Booklet Disclosure Status: No evidence in file the CHARM booklet was provided to the borrower.
Federal Compliance - FACTA Disclosure Missing: FACTA disclosure missing from loan file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Statement is missing from the loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX was added on the 11/XX/15 Closing Disclosure. File did not contain a valid Change of Circumstance or evidence of a tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX was added on the 11/XX/15 Closing Disclosure. File did not contain a valid Change of Circumstance or evidence of a tolerance cure.

SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Portfolio Express loans do not have their own specific max DTI requirements. RLU-NA 502-2 LOAN PARAMETERS / UNDERWRITING GUIDELINES section states: Debt ratios apply according to the program selected. Max DTI allowed is 43%.
REVIEWER - GENERAL COMMENT (2023/XX/27): Failure remains due to insufficient assets to cover the increase reserves. Per the Portfolio Express and Expanded DTI guides, 43% is allowed with a 720 fico and 12 months reserves.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Portfolio Express loans do not have their own specific max DTI requirements. RLU-NA 502-2 LOAN PARAMETERS / UNDERWRITING GUIDELINES section states: Debt ratios apply according to the program selected. Max DTI allowed is 43%.
REVIEWER - GENERAL COMMENT (2023/XX/27): Failure remains due to insufficient assets to cover the increase reserves. Per the Portfolio Express and Expanded DTI guides, 43% is allowed with a 720 fico and 12 months reserves.

GENERAL COMMENT (2023/XX/25): Disagree; Portfolio Express loans do not have their own specific max DTI requirements. RLU-NA 502-2 LOAN PARAMETERS / UNDERWRITING GUIDELINES section states: Debt ratios apply according to the program selected. Max DTI allowed is 43%.

GENERAL COMMENT (2023/XX/25): Disagree; Portfolio Express loans do not have their own specific max DTI requirements. RLU-NA 502-2 LOAN PARAMETERS / UNDERWRITING GUIDELINES section states: Debt ratios apply according to the program selected. Max DTI allowed is 43%.
TILA ATR/QM
6452450367	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2014	9/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B	[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX	Two months bank statements were not provided as required per the guidelines.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 11/XX/2014 Changed Circumstance not provided for GFE dated 11/XX/2014 from GFE dated 10/XX/2014
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
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6452450304	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2021	1/XX/2021	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 02/XX/2021	E-sign Consent Agreement not provided.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7531)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of appraisal was delivered to borrower was not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification Fee was not disclosed on Loan Estimate but was disclosed as $XXX on the final CD. File does not a  valid COC for this fee cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Repot Fee was last disclosed $XXX on LE but disclosed as$XXX on Final CD. File does not contain COC for this file Cure provided at closing
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.	-
6452449531	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	7/XX/2016	Investment	Purchase	N/A	1	A	A	A	A
[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX
[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 48.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2014), W-2 (2015)
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), 1099-SSA (2014), 1099-SSA (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2015), W-2 (2016)
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Lease Agreement, Tax Verification
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.

Both accounts exceeds the 90 age of document reflected in the lender guidelines.
File is missing sufficient asset documentation to cover funds to close and required extensive reserves due to properties owned.
File is missing sufficient assets, all income documents for all borrowers, REO supporting documentation.
Borrower's are missing sufficient asset documentation to cover funds to close.
Post Disaster Inspection (PDI) document is missing.
Borrower has insufficient assets to cover funds to close and extended reserves required.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ:
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, NV
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property address XXX, AZ
Insurance Verification, Statement, Tax Verification document missing for property address XXX, CA

REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement, Tax Verification
1	A	A	A	A	-
6452450826	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2020	5/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/06/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was not provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 06/XX/2020, page (5) missing Lender contact name.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
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6452450901	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2020	7/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 20.00. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Borrower is short assets for closing and reserves. Borrower has insufficient assets to cover funds to close and reserves. Purchase Agreement missing in file.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2020). (Final/08/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2020)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2020)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial 1003.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Disclosure Missing in file.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = $XXX.  Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 08/XX/2020 not received by borrower at least four (4) business days prior to closing.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.	-
6452449853	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2017	10/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2017	Documentation certifying the subject property condo is warrantable is missing from the file.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2017). (Final/10/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/10/XX/2017)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed is $XXX. Calculated finance charge is $XXX. Variance is $XXX. Unable to determine the cause of the under disclosure due to missing the final itemization of finance charges. TILA Material Disclosure Cure – Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and re-open rescission if applicable.
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6452450511	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	4/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2016 [3] Income Documentation - Income documentation requirements not met.	File is missing documentation verifying the subject property condo is warrantable. The VVOE is not dated within 10 business days of the note date.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): AUS states to "Perform and document a verbal verification of employmentt for each borrower within 10 business days prior to the note date for all borrowers not using self-employment income for qualifying"  Borrower is not self-employed, Guidelines state same requirement for Hourly, Salary and Commission income. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Unable to clear. Per lender guides, a VVOE dated within 10 days prior to the note date is required.
2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2016 are underdisclosed. (Final/05/XX/2016)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial 1003.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine the cause for the under disclosure due to missing the itemization of the amount financed.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: HOA costs of $XXX per month were not included in the non-escrowed property costs on page 4 of the CD
REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.	GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception	-
6452449489	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2015	2/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: The only Good Faith Estimate in file reflects the interest rate as not locked.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The  Affiliated Business Arrangement Disclosure in file is dated 03/XX/2015 which is more than 3 business days after the application date of 02/XX/2015.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The RESPA Servicing Disclosure in file is dated 03/XX/2015 which is more than 3 business days after the application date of 02/XX/2015.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Borrower was not provided with Right to Receive Appraisal Disclosure.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance is $XXX.  Lender to provide corrected TIL and copy of letter sent to borrower explaining changes.
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6452449204	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2014	8/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	C	C	B	B	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	File is missing the approve/eligible AUS AUS document is not in file. Fraud Report not provided. Fraud Report not provided	REVIEWER - GENERAL COMMENT (2023/XX/26): Missing AUS.	3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2014 Changed Circumstance not provided for GFE dated 09/XX/2014 from GFE dated 08/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

Federal Compliance - Check Loan Designation Match - QM: The AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery 3 days prior to closing is not in file.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided
Application / Processing - Missing Document: Missing Lender's Initial 1003: The file was missing a copy of the Initial 1003
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Affiliated Business Arrangement Disclosure document not provided.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right to Received a copy of appraisal disclosure document not provided.
TILA ATR/QM
6452449501	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Credit Documentation - Missing Document: Occupancy Certificate not provided	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2016). (Final/XX/20/2016)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $XXX. Calculated Finance Charges are $XXX. There is a variance of -$XXX. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% Tolerance exceeds by $XXX. File does not contain a valid COC, cure provided at closing.	REVIEWER - CURED COMMENT (2023/XX/23): Sufficient Cure Provided At Closing	-
6452449934	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to increase of title fees.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
-
6452450485	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2017	7/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	The note used for closing is not on a FNMA/FHLMC form.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - ARM Disclosure Compliant Test: Disclosure is missing the date provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure reflecting the list of 10 counselors is missing.	-
6452450107	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B	[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 - Schedule C (2016)	File is missing 2016 Schedule C for Co-Borrower.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)

Federal Compliance - ARM Disclosure Timing Test: Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.
Federal Compliance - CHARM Booklet Disclosure Timing: Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Loan file contains the one page acknowledgment from Borrowers; however, the actual list containing the required 10 counseling agencies was not provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: File is missing income verification for B2 - 1065 XXX Third Party verification and Schedule C for year 2016.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure Issue Date 2017/XX/26 which is not provided at least three (3) business days prior to closing.
-
6452451148	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2016	8/XX/2016	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C	[3] General - Missing Document: HELOC Agreement not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Credit Documentation - Missing Document: Subordination Agreement not provided	Missing the HELOC agreement to confirm a break down of the terms for the second lien. Missing all pages of the final 1003. The final 1003 in file states to "see attachments" missing these attachments. Missing second lien note/HELOC agreement. Missing the executed subordination agreement.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX (employer unknown)/Asset Depletion)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/IRA Distribution)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/09/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/09/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 04/XX/2016. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2016 are underdisclosed. (Final/10/XX/2016)

Federal Compliance - Check Loan Designation Match - QM: Failure due to missing income documents for a Safe Harbor QM loan. Loan is defaulting to QM/ATR testing requirements.
Federal Compliance - Other Income - Not to be used for qualifying: Loan designation provided was Safe Harbor QM. Asset depletion income type is non compliant with Safe Harbor requirements.
Federal Compliance - Retirement Documentation: File is missing 2015 signed/dated tax returns and the award/verification letter from the Investment banker.
Federal Compliance - Sole Proprietorship Income Documentation Test: File is missing the 2015 signed/dated tax returns, year to date signed/dated balance sheet and third party verification dated within 30 days of the note date verifying dates of operation, good standing and active status.
Federal Compliance - ARM Disclosure Timing Test: Disclosure does not reflect a date provided.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet file is missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing confirmation of borrower receipt of the appraisal.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing confirmation of borrower receipt of the appraisal.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing confirmation of borrower receipt of the appraisal.
Federal Compliance - Self-Employed Tax Return Recency: This is due to missing 2015 executed returns. Tax return extension for 2015 is in the file.
Federal Compliance - Self-Employed Tax Return Recency: This is due to missing 2015 executed returns. Tax return extension for 2015 is in the file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Failure due to missing 2015 signed/dated tax returns and additional income documentation required for Safe Harbor QM documentation requirement.
Federal Compliance - Self-Employed Tax Return Recency - ATR: File is missing the 2015 signed/dated tax returns, year to date signed/dated balance sheet and third party verification dated within 30 days of the note date verifying dates of operation, good standing and active status.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: Final and post-closing disclosure reflect an annual amount of $XXX. Taxes are $XXX, HOI is $XXX = $XXX (which matches page 1 of the final closing disclosure) X 12 = $XXX.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.	TILA ATR/QM
6452449858	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2019	8/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 89.87879% exceeds Guideline combined loan to value percentage of 80.00000%. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Per lender guides for the 2nd mortgage: Up to 89.90% TLTV is allowed with a concurrent XXX FlexEquity 2nd with a minimum 730 credit score (or 740 if required by UB 1st Mortgage guidelines). The 2nd mortgage was provided by Alliant Credit Union, not XXX as required for the increased LTV. HOI coverage is insufficient by $XXX Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower in loan file	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.	-
6452449132	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2018	12/XX/2017	Primary	Purchase	ATR Risk	3	C	C	C	C	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 43.55954% exceeds Guideline total debt ratio of 43.00000%.	May be waived down with compensating factors.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.55954% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR Risk: Client elects to restate loan to NonQM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Able to be waived down with compensating factors.
Federal Compliance - CHARM Booklet Disclosure Timing: Provide evidence the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to the borrower within three (3) days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was not provided to borrower within three (3) business days of application.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Disclosure: Initial Escrow Account Statement is not provided in file.
TILA ATR/QM
6452449392	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Property was not in FEMA disaster at the time of closing. Disaster end date XX/XX/XXXX.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2019)
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 07/XX/2019 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	-
6452449908	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2015	4/XX/2015	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement	Mortgage statement missing forXXX, CA.	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2015	Appraiser's license or certification was not active at the time of the appraisal.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Right to Receive Copy of Appraisal Disclosure was not provided to borrower within 3 days of initial application.	-
6452450451	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2019	5/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations is missing in file	-
6452451073	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2016	10/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2016
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 43.08924% exceeds Guideline total debt ratio of 38.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 78.85305% exceeds Guideline loan to value percentage of 75.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 3.32 is less than Guideline PITIA months reserves of 6.00.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014
E-Sign Consent Agreement is not provided. File does not contain documentation from lender/seller to verify it is confirming condo is warrantable or not. DTI exceeds guidelines and borrower credit score is not high enough to qualify for the expanded DTI guidelines. LTV exceeds guidelines and file does not meet required credit score for increased LTV to 80%. Hazard insurance is missing for REO XXX, CA. File is missing a VVOE within 10 days for this employment	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception. REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception. REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File does not contain a valid COC for this fee, cure not provided at closing.	-
6452449262	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	3/XX/2019	Primary	Purchase	Non QM	3	C	C	C	C	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Property type discrepancy.: Appraisal property type of Single Family Detached does not match Guideline property type of PUD. [3] Missing Document - Missing Lender's Initial 1003/Application.	Appraisal reflects the subject as Single Family when Final Title reflects it was a PUD and the Security Instrument contains a PUD Rider. File is missing a fully executed initial application.	REVIEWER - GENERAL COMMENT (2023/XX/28): The 1004 reflects the subject property as Single Family Detached, However the Security Instrument indicated a Planned Unit Development accompanied by a Planned Unit Development Rider. REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Appraisal property type of does not match Guideline property type of PUD.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12402430)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)

Federal Compliance - Check Loan Designation Match - QM: File is missing Diploma for CoBorrower.
Federal Compliance - QM Employment History: File is missing Diploma for XXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earlier receipt of disclosure not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided for the Tax Service Fee exceeding the allowed tolerance.

REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Transcripts are in file for XXX covering Summer and Fall 2016 as well as transcript in file for XXX that covers 1/XX/2017 when program entered and 11/XX/2017 completion date when AS in XXX was earned.
REVIEWER - GENERAL COMMENT (2023/XX/21): Unable to clear due to discrepancy in property type and missing explanation for gap from 11/XX/2017 to 3/XX/2018.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Transcripts are in file for XXX covering Summer and Fall 2016 as well as transcript in file for XXX that covers 1/XX/2017 when program entered and 11/XX/2017 completion date when AS in XXX was earned.
REVIEWER - GENERAL COMMENT (2023/XX/21): Unable to clear due to discrepancy in property type and missing explanation for gap from 11/XX/2017 to 3/XX/2018.

GENERAL COMMENT (2023/XX/18): Transcripts are in file for XXX covering Summer and Fall 2016 as well as transcript in file for XXX that covers 1/XX/2017 when program entered and 11/XX/2017 completion date when AS in XXX was earned.

GENERAL COMMENT (2023/XX/18): Transcripts are in file for XXX covering Summer and Fall 2016 as well as transcript in file for XXX that covers 1/XX/2017 when program entered and 11/XX/2017 completion date when AS in XXX was earned.
TILA ATR/QM
6452450062	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E- Sign Consent Document Missing	2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.	-
6452450755	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2014	12/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014 from GFE dated 11/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower received the appraisal at least 3 business days prior to the closing date	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.	-
6452449753	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Insurance Verification, Tax Verification Statement Lease Agreement, Statement	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)

Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
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6452451249	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Non QM	3	C	C	C	C	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)

Federal Compliance - Check Loan Designation Match - QM: Failure due to missing income documents
Federal Compliance - Sole Proprietorship Income Documentation Test: File is missing a year to date P&L and balance sheet for the most recent quarter.
Federal Compliance - ARM Disclosure Status Test: Arm disclosure is missing from the file and evidence of borrower's receipt
Federal Compliance - CHARM Booklet Disclosure Status: Require Consumer Handbook on Adjustable Rate Mortgages Disclosure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal was not included in the loan file.
TILA ATR/QM
6452450507	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2016	11/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Per lender guides, for an extended LTV of 80%, borrower must have a 740 fico which they do not have. Max LTV is 75% per lender guides. Purchase Contract is missing in file. Please provide.	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file. Please provide. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement disclosure is missing in file.	-
6452450035	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B	[3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet [3] General - Missing Document: HELOC Agreement not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Per lender guides, a year to date Balance Sheet through the most recent quarter prior to the note date is required however is missing. The Heloc agreement for the 2nd lien is missing from the file. Second mortgage Note is mssing.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2017)

Federal Compliance - ARM Disclosure Timing Test: Date of disclosure or evidence of when borrower received the disclosure is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrowers receipt of the appraisal prior to closing was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Violation was cured on the PCCD dated 03/XX/2018, however for a full remediation cure, a copy of the letter to the borrower explaining the error is required, however is missing from the file.
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6452449194	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/06/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ARM Disclosure Timing Test: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - CHARM Booklet Disclosure Status: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Contact Information section of the final CD did not disclose the Lender's Contact.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX  Insufficient or no cure was provided.
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6452449658	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	3/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: Drive By not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2018	SELLER - GENERAL COMMENT (2023/XX/18): Disagree; XXX guidelines did not require a re-inspection for this property prior to loan closing. REVIEWER - GENERAL COMMENT (2023/XX/21): An inspection is required for properties in which the most recent valuation inspection date is prior to the Disaster Declaration End Date. Inspection not found in order to clear the exception. SELLER - GENERAL COMMENT (2023/XX/18): Agree. REVIEWER - GENERAL COMMENT (2023/XX/21): VVOE within 10 business days not provided as required. Exception remains.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof of receipt of appraisal was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
GENERAL COMMENT (2023/XX/18): Disagree; XXX guidelines did not require a re-inspection for this property prior to loan closing. GENERAL COMMENT (2023/XX/18): Agree.	-
6452449348	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector unable to access property to determine condition. Finding remains open.	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2016).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/04/XX/2016)
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower missing in file Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Post closing CD cured the violation, however for a full remediation, a copy of the letter to the borrower explaining the error would be required.	-
6452450225	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2019	11/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	ATR Risk	3	C	C	C	C	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.47497% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds maximum due to qualification method.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.47497% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2019 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/01/XX/2019)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Loan Designation Match - ATR Risk: Client elects to restate loan designation to Non QM.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower
Federal Compliance - FACTA Disclosure Missing: FACTA disclosure document not provided
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Individual Loan Originator not NMLS licensed or registered at time of application.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final Closing Disclosure provided on 01/XX/2019 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.	TILA ATR/QM
6452449117	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2020	9/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX	E-sign Consent Agreement is missing in this loan file. Two months required per guidelines.	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2020	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
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6452449066	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2014	6/XX/2014	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2014 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA Statement Statement	File is missing an updated consecutive bank statement for this account. Account is required to cover reserves. Hazard coverage of $XXX is insufficient to cover the loan amount of $XXX. File is missing current mortgage statements for these 2 properties.	2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing signed/dated initial application Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: File is missing a signed/dated initial appraisal disclosure dated within 3 business days of the application	-
6452450052	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2017	10/XX/2016	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 47.02723% exceeds Guideline total debt ratio of 43.00000%. [3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification
Per the final 1008 in the file, Lender used total monthly payments of $XXX to calculate a DTI of 44.232% (which also exceeds the guideline maximum of 43%); however, the total of all monthly payments during review is $XXX (Subject property negative cash flow of $$XXX + credit debt of $XXX + spousal support of $XXX per month) resulting in a DTI of 47.02723%, which exceeds the maximum allowable DTI under expanded guidelines of 43%.
Guidelines require third party verification dated within 21 days of the Note date for all businesses.  File is missing evidence of third party verification for the second business listed on the final 1003.
1	A	A	A	A	-
6452449837	XXX	XXX	XXX	XXX	XXX	$XXX	WA	4/XX/2017	4/XX/2017	Primary	Purchase	Non QM	3	C	C	C	C	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exception have been cured/ cleared.
Federal Compliance - Overtime Bonus 2Yr Calc: Written verification of employment provided in loan file reflects "see attached" but missing other page. Unable to determine/verify prior year bonus income due to missing documentation.
Federal Compliance - Overtime Bonus Declining: Written verification of employment provided in loan file reflects "see attached" but missing other page. Unable to determine/verify prior year bonus income due to missing documentation.
Federal Compliance - Overtime Bonus Method of Calculation: Written verification of employment provided in loan file reflects "see attached" but missing other page. Unable to determine/verify prior year bonus income due to missing documentation.
Federal Compliance - QM DTI: The DTI of 43.17542% exceeds the QM maximum of 43.00%
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 in loan file is missing borrowers signature and date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated 04/XX/2017 was not provided to Borrower(s) at least three business days prior to closing 04/XX/2017.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
TILA ATR/QM
6452450676	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	ATR Fail	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2016
[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX Balance Sheet, Third Party Verification
Balance Sheet, Third Party Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA Verification, Insurance Verification
Latest inspection is prior latest FEMA disaster declaration. Evidence of warrantable condo is missing from file. Missing lender approval. Missing the balance sheet for businesses, XXX, LLC; XXX, LLC; XXX, LLC. Verbal VOE missing for businesses, XXX, LLC. missing 2014 W2 for XXX. Missing for the non-subject REO
BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property
REVIEWER - GENERAL COMMENT (2023/XX/31): The BPO provided does not indicate no damage and there are no photos.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/28): Only the 2014 W2 was provided. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Balance Sheet, Third Party Verification, W-2 (2014)
Balance Sheet, Third Party Verification
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Concur: unable to locate HOA/insurance verification on XXX.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR: Client elects to restate loan designation to Non QM.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: This is due to missing the balance sheet for this business and the verbal VOE.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: This is due to missing the balance sheet for this business and the verbal VOE.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance increased without a valid change of circumstance. Cure was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without a valid change of circumstance. Cure was not provided.

REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): same as above: Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and Ede
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/05): Self-Employment documentation uploaded.
REVIEWER - GENERAL COMMENT (2023/XX/06): Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet. XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance Sheet.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided, exceptions remain.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and XXX uploaded under Closing Package/MISC/Items to send with Closing Package 8/XX/16 3:56pm.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/06): Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet. XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance Sheet.

GENERAL COMMENT (2023/XX/18): Concur: unable to locate HOA/insurance verification on XXX.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): same as above: Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and Ede

GENERAL COMMENT (2023/XX/18): Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and XXX uploaded under Closing Package/MISC/Items to send with Closing Package 8/XX/16 3:56pm.

GENERAL COMMENT (2023/XX/05): Self-Employment documentation uploaded.

GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
TILA ATR/QM
6452450816	XXX	XXX	XXX	XXX	XXX	$XXX	WA	3/XX/2018	2/XX/2018	Investment	Purchase	N/A	2	B	B	B	B	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2016 [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018)	-
6452449124	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2009	Missing Verification of Employment for borrower XXX.
REVIEWER - GENERAL COMMENT (2023/XX/02): WVOE provided is dated 04/XX/2014 and the note date is 05/XX/2014. Condition remains for missing VVOE dated within 10 business days of the note date.
SELLER - GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)
REVIEWER - GENERAL COMMENT (2023/XX/22): VOE in file is dated 04/XX/2014. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet Disclosure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to NonQM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: As per Appraisal acknowledgement document signed on closing borrower did not select any option.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Initial 1003.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Missing HUD Settlement Cost Booklet..
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Final TIL first five years escrow payment amount of $XXX is less than calculated payment amount of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Final TIL first five years total payment amount of $XXX is less than calculated payment amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : The "Maximum Ever" amount $XXX of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: The "Maximum Ever" total payment amount of (PITI) in the amount of $XXXon the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The amount of taxes and insurance, including any mortgage insurance in the amount of $XXX on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Total payment amount of $XXX(PITI) on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Funding docs indicate a PITI of $XXX, 1008 reflects sufficient 12 months reserves for the expanded DTI

GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)

GENERAL COMMENT (2023/XX/05): Unable to find all docs in Default cabinet to validate final assets/reserves (some are still missing from transfer).

GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
-
6452449482	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	2/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX	HOI coverage is insufficient by $XXX. Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount. Fraud Report is missing for both borrowers. Fraud Report is missing for both borrowers. Credit report missing for both borrowers.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	-
6452449452	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	6/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Require E-Sign Consent Agreement.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No proof of appraisal being sent to borrower 3 days prior to closing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2016 tax return with all Schedules not provided. Only tax return extension was provided, causing the loan to waterfall through the QM Testing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2016 tax return with all Schedules not provided. Only tax return extension was provided, causing the loan to waterfall through the QM Testing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2016 tax return with all Schedules not provided. Only tax return extension was provided, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial Closing Disclosure provided on 07/XX/2017 was not provided at least 3 days prior to closing date of 07/XX/2017.
REVIEWER - GENERAL COMMENT (2023/XX/15): The EV2 exception is for informational purposes. The reason for the exception is due to the recency of the tax returns provided. REVIEWER - GENERAL COMMENT (2023/XX/15): The EV2 exception is for informational purposes. The reason for the exception is due to the recency of the tax returns provided. REVIEWER - GENERAL COMMENT (2023/XX/15): The EV2 exception is for informational purposes. The reason for the exception is due to the recency of the tax returns provided.	-
6452450055	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Purchase	ATR Risk	3	C	C	C	C	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2016 [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 43.42453% exceeds Guideline total debt ratio of 43.00000%.	Missing E-sign Agreement in the file. The 1003 states the REO in India has a monthly payment of $XXX, which results in dti that exceeds guideline max of 43%.	SELLER - GENERAL COMMENT (2023/XX/18): same as above. Concur: PITIA on XXX property not included in total liabilities and no documents verifying any reason to omit. REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear the condition. Exception remains open. SELLER - GENERAL COMMENT (2023/XX/25): Agree with error REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.75676% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/12/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7568)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Loan Designation Match - ATR Risk: Client elects to restate loan designation to Non QM
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The calculated dti exceeds 43% and the gift documentation is insufficient to verify receipt of gift funds.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Updated qualification method after designation switch.
Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet Disclosure in the file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2017). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title Notary-Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

SELLER - GENERAL COMMENT (2023/XX/18): same as above. Concur: PITIA on XXX property not included in total liabilities and no documents verifying any reason to omit.Unable to locate XXX gift fund receipt.
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear the condition. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.

GENERAL COMMENT (2023/XX/18): same as above. Concur: PITIA on XXX property not included in total liabilities and no documents verifying any reason to omit.Unable to locate XXX gift fund receipt.

GENERAL COMMENT (2023/XX/18): same as above. Concur: PITIA on XXX property not included in total liabilities and no documents verifying any reason to omit.

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Agree with error
TILA ATR/QM
6452449128	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Safe Harbor QM. However, the loan is missing self employed income documentation which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Self Employed Financial Strength: Letter of explanation in file addressing the decline from one year to the other; however, it does not address why the YTD figure is down even more.  Without additional information, the YTD average should have been utilized for qualifying.
Federal Compliance - Sole Proprietorship Income Documentation Test: Self-employed documentation is insufficient due to missing signed and dated tax returns for both borrower and co-borrower, and balance sheets.
Federal Compliance - Sole Proprietorship Income Documentation Test: Self-employed documentation is insufficient due to missing signed and dated tax returns for both borrower and co-borrower, and balance sheets.
Federal Compliance - ARM Disclosure Status Test: Evidence of disclosure receipt is not in file.
Federal Compliance - CHARM Booklet Disclosure Status: Evidence of disclosure receipt is not in file.
Federal Compliance - Payoff Statement Missing: Mortgage payoff statement is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Evidence of disclosure receipt is not in file.
TILA ATR/QM
6452449689	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Purchase	ATR Risk	3	C	C	C	C	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXXK [3] Asset Documentation - Asset documentation requirements not met. [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Large deposits were not sourced and/or letter of explanation was not provided.	An updated consecutive (04/2017) statement for both accounts would be required to meet reserve requirements and lender guides. 2 of the accounts required and used by lender exceeds the 90 day age of document per lender guides. The source of the large deposit into the XXX account in the amount of XXX was not provided in the loan file.
BUYER - GENERAL COMMENT (2023/XX/12): ATR Related
REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided, exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Only current statement was provided for XXX. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Unable to locate the source of the $XXX deposit
REVIEWER - GENERAL COMMENT (2023/XX/22): Provide Source of Funds/Deposit into XXX account ending XXX for $XXX dated 06/XX/2017. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)

Federal Compliance - Check Loan Designation Match - ATR Risk: Failure due to age of document for asset documentation.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Failure due to age of docs for assets. Required to cover reserve requirements.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Asset accounts used by lender and required to meet reserves exceeds the 90 day age of documentation requirement per lender guides.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance.  Final Closing Disclosure does not disclose a Lender cure credit.

SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements
REVIEWER - GENERAL COMMENT (2023/XX/22): Trailing Activity printout dated 07/XX/20217 provided. Print out does not reflect XXX, Borrower’s Name, Account Number and/or Start and End Date. Most recent XXX Employee Stock Plan Account provided for periods 01/XX/2017 – 03/XX/2017. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Updated statement was not provided in the trailing docs. condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/18): Unable to locate the source of the $XXX deposit

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/18): Assets used in qualifying are all updated and dated May-June with Note date 7/XX/2017 meeting age of document requirements

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.
TILA ATR/QM
6452450905	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2017	2/XX/2017	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450783	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2020	3/XX/2020	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2019 [3] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Short Form in file. [3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
Per, guidelines the Appraisal cannot be (120) days prior to  the Note date. The Valuation Report date is 10/XX/2019 the Note Date is 03/XX/2020.
The Final Title Policy Amount of $XXX is less than the note amount of $XXX based on the Short Form in file. There is a variance of ($XXX)
Income documentation requirements were not met. Due to missing supporting income documentation of borrower(s) Interest/Dividends and XXX Income.
Income documentation requirements were not met. Due to missing supporting income documentation of borrower(s) Interest/Dividends and XXX Income.
Property XXX, is missing the real estate tax verification and insurance policy.
2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Valuations were not provided to borrower(s) (3) days prior to loan consummation.	-
6452450988	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	7/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016	File does not contain documentation from lender/seller confirming the condo is warrantable.	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016	Appraiser's license or certification was not active at the time of the appraisal expired before note date.	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77176)

Federal Compliance - CHARM Booklet Disclosure Status: The file was missing evidence the CHARM Booklet was provided to borrower within 3 days of initial application.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's initial 1003 missing in the file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
-
6452450268	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004C/70B used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017 Single Family Detached	E-sign Consent Agreement is missing. Appraisal Form 1004C/70B updated as per the document.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing	-
6452451113	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/12/XX/2018)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

Federal Compliance - Check Loan Designation Match - QM: Due to missing income documentation and origination credit report the ability to repay is not supported, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: QM requires a lease agreement, which is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Nothing in the loan file to evidence delivery of the appraisal to the borrower.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

SELLER - GENERAL COMMENT (2023/XX/18): Missing lease document per finding above.
REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
SELLER - GENERAL COMMENT (2023/XX/18): Concur, unable to locate lease for property which was a self-rental to the borrower's 100% owned business and therefore the rent is offset by a rental expense for the business.
REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.

GENERAL COMMENT (2023/XX/18): Missing lease document per finding above.

GENERAL COMMENT (2023/XX/18): Concur, unable to locate lease for property which was a self-rental to the borrower's 100% owned business and therefore the rent is offset by a rental expense for the business.
TILA ATR/QM
6452451046	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2015	6/XX/2015	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B	[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Credit Documentation - Missing Document: Occupancy Certificate not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1992	The Approval document was not provided. Missing Flood Certificate. Occupancy Certificate was not provided. Missing borrower(s) Verification of employment within 10 days of the Note.	2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Initial Loan Application. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: "Right to Receive a Copy" appraisal disclosure was not provided to borrower(s) within three (3) business days of application.	-
6452450934	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2019	6/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B	[3] Income Documentation - Income Docs Missing:: Borrower: XXX K-1 (2018) [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	XXX 2018 k-1 missing Coverage shortfall of $XXX.	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2019	Appraiser's certification is missing	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/06/XX/2019)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2167243)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2167242)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2167241)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2167240)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: We do not have evidence of valuation copy being provided to the borrower prior to 3 business days of closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: We do not have evidence of valuation copy being provided to the borrower prior to 3 business days of closing.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account was not provided to the borrower.
Federal Compliance - Self-Employed Tax Return Recency - ATR: We have 2018 tax return extension in file however we need 2018 tax return in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: We have 2018 tax return extension in file however we need 2018 tax return in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: On Final Closing Disclosure provided on 07/XX/2019 the escrow payment as $XXX instead of $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: On Final Closing Disclosure provided on 07/XX/2019 the escrow payment as $XXX instead of $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: On Final Closing Disclosure provided on 07/XX/2019 the escrow payment as $XXX instead of $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: On Final Closing Disclosure provided on 07/XX/2019 the escrow payment as $XXX instead of $XXX
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: On Final Closing Disclosure provided on 07/XX/2019 the escrow payment as $XXX instead of $XXX
REVIEWER - CURED COMMENT (2023/XX/28): Sufficient Cure Provided At Closing	-
6452450134	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence the appraisal was provided to the borrower at closing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $XXX was provided at closing.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - CURED COMMENT (2023/XX/29): Sufficient Cure Provided At Closing	-
6452450424	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2016	7/XX/2016	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1120S (2014), 1120S (2015), K-1 (2014), K-1 (2015), P&L Statement
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Insurance Verification
Insurance Verification
Insurance Verification
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2011
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008

File is missing 2 consecutive months’ statements dated within 90 days of Note date for accounts ending in XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX.
File is missing the following income documentation for the co-borrower's 2 S-corp businesses:  2014 and 2015 1120s, 2014 and 2015 K-1s and YTD P&L for both businesses.
Insurance verification document is missing in file for all 3 additional REOs owned by borrowers.
Missing verification of employment for borrower's XXX positions.
Missing VVOE dated within 10 days of Note date for borrower's wage earner income used in income qualification.
Missing VVOE dated within 10 days of Note date for borrower's wage earner income used in income qualification.
Missing VVOE dated within 10 days of Note date for borrower's wage earner income used in income qualification.

REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate updated assets statements to clear finding
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate insurance verification for the properites in question
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): note dated 11/XX/2016, VOE for XXX dated 11/XX/2016
REVIEWER - GENERAL COMMENT (2023/XX/22): Additional information for this employer was not provided. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Provided VOE for XXX dated 11/XX/2016.
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Asset Depletion Income: Ability to Repay (Dodd-Frank 2014):  Unable to verity asset depletion income due to, bank statement provided was dated more than 90 days prior to closing. (XXX (employer unknown)/Asset Depletion)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - Check Loan Designation Match - ATR: Waterfall exception due to missing the required income and asset documentation.
Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: File is missing third party verification of this business, along with the 2 years' most recent 1120s, K-1s and YTD P&L statement.
Federal Compliance - General Ability To Repay Provision Employment - W-2: VOE for this employer was missing from the file.
Federal Compliance - General Ability To Repay Provision Employment - W-2: File is missing verification of employment for borrower's XXX positions.
Federal Compliance - General Ability To Repay Provision Employment - W-2: File is missing verification of employment for borrower's XXX positions.
Federal Compliance - General Ability To Repay Provision Income and Assets - Asset Depletion Income: Unable to verity asset depletion income due to, bank statements provided are all dated more than 90 days prior to to the Note date.  Please provide two consecutive months' statements for all accounts used, dated within 90 days of Note date.
Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure provided is not signed or dated to determine it was delivered within 3 business days of application.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 2 years' most recent tax returns for co-borrower's S-corp.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 2 years' most recent tax returns for co-borrower's S-corp.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): W2/Paystub in file and was used to calculate income
REVIEWER - GENERAL COMMENT (2023/XX/22): VVOE performed within ten days of the Note was not provided. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): unable to locate
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed all trailing documents. The documents to clear the ATR exceptions were not among them. The ARM change notice was among the docs.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Lender is unable to clear condition. Exception remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.
REVIEWER - GENERAL COMMENT (2023/XX/27): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/15): Reviewed all trailing documentation. Documents necessary to clear condition were not provided.

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): W2/Paystub in file and was used to calculate income

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): note dated 11/XX/2016, VOE for XXX dated 11/XX/2016

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): unable to locate

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/18): unable to locate insurance verification for the properites in question

GENERAL COMMENT (2023/XX/18): unable to locate updated assets statements to clear finding

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Provided VOE for XXX dated 11/XX/2016.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Agree with error
TILA ATR/QM
6452449605	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2017	8/XX/2017	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C	[3] Missing Document - E-sign Consent Agreement is missing. [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016	E-sign consent is missing in loan file The VVOE for the co-borrower was dated 10/XX/2016 and the loan closed on 10/XX/2017. The VVOE for the co-borrower was dated 10/XX/2016 and the loan closed on 10/XX/2017.
REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE provided is dated 10/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Per the guidelines, verbal verification of current employment is to be done within 10 days of the Note Date. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE provided is dated 10/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): WVOE for B2 dated 09/XX/2017, note dated 10/XX/2017
REVIEWER - GENERAL COMMENT (2023/XX/22): Per the guidelines, verbal verification of current employment is to be done within 10 days of the Note Date. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7555)

Federal Compliance - Check Loan Designation Match - ATR Risk: The VVOE for the co-borrower was dated 10/XX/2016 and the loan closed on 10/XX/2017, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The VVOE for the co-borrower was dated 10/XX/2016 and the loan closed on 10/XX/2017, causing the loan to waterfall through the QM Testing.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The VVOE for the co-borrower was dated 10/XX/2016 and the loan closed on 10/XX/2017, causing the loan to waterfall through the QM Testing.
Federal Compliance - ARM Disclosure Compliant Test: Evidence of disclosure receipt is not in file.
Federal Compliance - ARM Disclosure Timing Test: Evidence of disclosure receipt is not in file.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in loan file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Loan Application is not in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of initial CD 3 days prior to closing is not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid change of circumstance. Cure was not provided at closing.

REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE provided is dated 10/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Per the guidelines, verbal verification of current employment is to be done within 10 days of the Note Date. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE provided is dated 10/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Per the guidelines, verbal verification of current employment is to be done within 10 days of the Note Date. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE provided is dated 10/XX/2016. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Per the guidelines, verbal verification of current employment is to be done within 10 days of the Note Date. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): WVOE for B2 dated 09/XX/2017, note dated 10/XX/2017

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error
TILA ATR/QM
6452450097	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2015	6/XX/2015	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2015 [3] Application / Processing - Missing Document: Approval not provided	File does not contain documentation from lender/seller confirming the condo is warrantable.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is required to mitigate this exception.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: As per Appraisal acknowledgement document signed on closing borrower did not select any option
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA disclosure signed at close 8/XX/2015.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.	-
6452450529	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2018	7/XX/2018	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)

Federal Compliance - Self-Employed Tax Return Recency - ATR: This EV 2 exception is for informational purposes due to the 2017 taxes are on extension.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7564)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
-
6452449002	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2015	11/XX/2014	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1983
The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (XXX) Declared Disaster End Date. VOE was not provided within 10 business day of the note.
BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property
REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.
REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.
REVIEWER - GENERAL COMMENT (2023/XX/26): BPO provided prior to disaster end date does not reflect damage.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Concur. Date of VVOE was 3/XX/15 and note was dated 3/XX/15. Borrower has been with employer since XXX and is a XXX. WVOE notes continued employment is "excellent."
REVIEWER - GENERAL COMMENT (2023/XX/22): Rebuttal comment indicates client agrees with finding. Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.

Federal Compliance - Check Loan Designation Match - ATR: Waterfall exception due to missing third party verification of borrower's LLC.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: File is missing third party verification of borrower's LLC.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Lender qualification method of 2% above the start rate fully amortized over 40 years does not match the qualification method required under 1026.43(c)(5).
Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Per NMLS website, loan originator not found.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Per NMLS website, loan originator not found.
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation with no cure provided.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Zero percent fee tolerance with no cure provided.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Document was provided 12/XX/2014, which is more than 3 business days after application date of 11/XX/2014.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Document was provided 12/XX/2014, which is more than 3 business days after application date of 11/XX/2014.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Document was provided 12/XX/2014, which is more than 3 business days after application date of 11/XX/2014.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Due to lender qualification method of 2% above the start rate fully amortized over 40 years not matching the qualification method required under ATR.

REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Concur. However, LOE in file states that these entities have ownership in multiple properties. Income is increasing and ATR is met.
REVIEWER - GENERAL COMMENT (2023/XX/22): Rebuttal comment indicates client agrees with finding. Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Concur. However, LOE in file states that these entities have ownership in multiple properties. Income is increasing and ATR is met.
REVIEWER - GENERAL COMMENT (2023/XX/22): Rebuttal comment indicates client agrees with finding. Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Concur. However, LOE in file states that these entities have ownership in multiple properties. Income is increasing and ATR is met.

GENERAL COMMENT (2023/XX/18): Concur. However, LOE in file states that these entities have ownership in multiple properties. Income is increasing and ATR is met.

GENERAL COMMENT (2023/XX/18): Concur. Date of VVOE was 3/XX/15 and note was dated 3/XX/15. Borrower has been with employer since XXX and is a XXX. WVOE notes continued employment is "excellent."

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Property inspected post disaster but pre-FEMA declaration of disaster end date.
TILA ATR/QM
6452450402	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2017	6/XX/2017	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449872	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2017	2/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: $XXX; Total Cash Out: $XXX; Refi Purpose: Rate/Term	E-sign Consent Agreement is missing in file As per 1008 refi purpose is rate/term but as per final CD cash to borrower is $XXX.	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal within 3 days of consummation not provided.	-
6452449032	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: ; Total Cash Out: $XXX; Refi Purpose: Rate/Term	Copy of e-sign agreement document is not available in file. Borrower received total cash out of $XXX, which is greater than the lessor of $XXX or 2% of the loan amount.	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017	442 was not provided.	2	B	B	B	B
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
Federal Compliance - Self-Employed Tax Return Recency - ATR: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance exceeded.	-
6452450365	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E sign agreement was not in the file.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the Appraisal was provided to the Borrower three days prior to closing is missing.	-
6452449846	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2019	7/XX/2019	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 52.60415% exceeds Guideline total debt ratio of 45.00000%.	Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.60415% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR Risk: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation due to DTI Discrepancy.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Loan has ATR failure due to DTI discrepancy.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.

SELLER - GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.

GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.
TILA ATR/QM
6452450835	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 81.47668% exceeds Guideline combined loan to value percentage of 80.00000%. [3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506-T (2017)	Initial 03/XX/2018 CD was electronically provided to the borrower per the Conversation Log but proof of receipt was not found Subject mortgage $XXX plus 2nd mortgage $XXX = $XXX. Appraisal missing, LTV calculated with $XXX value = 81.476%. The file is missing a copy of the 4506-C (2016), 4506-T (2017).
REVIEWER - GENERAL COMMENT (2023/XX/13): EXCEPTION HISTORY - Exception Explanation was updated on 06/XX/2023 PRIOR Exception Explanation: 4506-C (2016), 4506-C (2017), 4506-T (2016), 4506-T (2017)
SELLER - GENERAL COMMENT (2023/XX/18): Disagree. 4506-T in file covering 2017 & 2016. Okay to use 4506-T for these years based on file date in 2018, 4506-C was not required for 3rd party IRS transcript requests until May 1 2021.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: 4506-C (2016), 4506-C (2017), 4506-T (2017)
REVIEWER - GENERAL COMMENT (2023/XX/22): None of the 4506-T document cover the year 2017.
2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7507)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased with the 03//XX/2018 CD without a valid CIC or cure at close	GENERAL COMMENT (2023/XX/18): Disagree. 4506-T in file covering 2017 & 2016. Okay to use 4506-T for these years based on file date in 2018, 4506-C was not required for 3rd party IRS transcript requests until May 1 2021.	-
6452449619	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
-
6452450705	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2019	5/XX/2019	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B	[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification	Current mortgage statement is missing. Insurance and tax verification is missing.	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2019	Appraisal was made subject to and 442 is not provided	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019) [2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2019 are underdisclosed (Final/08/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX.	-
6452449266	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2015	8/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2015, GFE Date: 08/XX/2015, GFE Date: 09/XX/2015 Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 08/XX/2015
Changed Circumstance not provided for GFE dated 08/XX/2015 from GFE dated 08/XX/2015
Changed Circumstance not provided for GFE dated 09/XX/2015 from GFE dated 08/XX/2015
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Per lender guides, Qualification method to be used is the Note rate however does not meet ATR requirements.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE/Miscellaneous Compliance GFE Date: 08/XX/2015: GFE Error: Changed Circumstance not provided.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application hence please provide this document
Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge is under disclosed by $XXX. Unable to determine cause for under disclosure due to missing final fully executed itemization of amount finance
Federal Compliance - Notice of Right to Cancel Missing: Notice of Right to Cancel was not provided.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
-
6452450084	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2017	1/XX/2017	Primary	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.69592% exceeds Guideline total debt ratio of 44.00000%.	E-sign consent agreement is missing Loan was approved at 44.7% exceeding 44% maximum DTI.
SELLER - GENERAL COMMENT (2023/XX/18): Max DTI for program is 43%, Uwer calcuated DTI at 40.870%
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.69592% and based on 1026.43(c)(5) of 48.85% moderately exceed the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - General Ability To Repay Provision Investor Guidelines: Waterfall due to DTI.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: 10/1 ARM qualified at Note rate per guidelines.

SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/18): Max DTI for program is 43%, Uwer calcuated DTI at 40.870%

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
TILA ATR/QM
6452451235	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	D	D	D	D	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR Provide copy of insurer's replacement cost estimate supporting current coverage amount.	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	3	D	D	D	D
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 11/XX/2018 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/11/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2211342)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2211341)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2018)

Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure in the file does not contain a date provided.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Evidence of borrower's earlier receipt of the disclosure was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial application
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Fraud Report reflects an application date of 10/XX/2018, disclosure not provided within 3 business days of application.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Page 4 shows minimum rate of 2.25%, loan rate is 4.50%.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Page 1 shows minimum payment of $XXX and calculated payment is $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Page 1 shows minimum payment of $XXX and calculated payment is $XXX.
Federal Compliance - TRID Loan Estimate Timing: The Fraud Report reflects an application date of 10/XX/2018, disclosure not provided within 3 business days of application.
Yes	TR Note Deficiency
6452449295	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2014	8/XX/2014	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2014	Condo Warranty is missing in file	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2014) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a signed and dated Initial 1003 loan application.	REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.	-
6452450887	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	9/XX/2018	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 72.02250% exceeds Guideline total debt ratio of 45.00000%.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Award Letter / Continuance Letter, Balance Sheet, P&L Statement, Third Party Verification
[3] Income Documentation - Income documentation requirements not met.
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Credit Documentation - Missing Document: Occupancy Certificate not provided
File is missing credit report, appraisal and income documentation. Calculated investor qualifying total debt ratio of 72.02250% exceeds Guideline total debt ratio of 45.00000%. Capital losses must be deducted from qualifying income. Failure due to missing income documentation. Final 1003 missing.	2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Lenders Initial 1003 missing. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.	-
6452450728	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2016	8/XX/2016	Primary	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 49.87821% exceeds Guideline total debt ratio of 44.00000%. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	The DTI exceeds the maximum allowable of 44%.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Based on lender guides, the qualifying method is 10/1 IO ARM – The qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 30 years (the number of years remaining after the interest-only period ends). This calculation is causing the DTI discrepancy.
REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in trailing docs to clear this condition.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.87821% significantly exceeds the guideline maximum of 44.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
[2] Federal Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.91227% or final disclosure apr of XX.XX% is equal to or greater than the threshold of APOR 3.25% + 1.5%, or 4.75000%.  Non-Compliant Higher Priced Mortgage Loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/10/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.02500% on Final Closing Disclosure provided on 10/XX/2016 is under-disclosed from the calculated APR of 4.91227% outside of 0.250% tolerance. (Final/10/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/10/XX/2016)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)

Federal Compliance - Check Loan Designation Match - ATR Risk: The DTI exceeds the maximum allowable of 44% which resulted in a calculated Due Diligence Loan Designation of ATR Risk.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The DTI exceeds the maximum allowable of 44%.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: The DTI exceeds the maximum allowable of 44%.
Federal Compliance - ARM Disclosure Status Test: ARM disclosure is not contains the document date.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Mandatory escrow account not established on 1st lien mortgage loan.
Federal Compliance - Federal HPML 2014 Non Compliant: APR on subject loan of 4.91227% or final disclosure apr of XX.XX% is equal to or greater than the threshold of APOR 3.25% + 1.5%, or 4.75000%. Non-Compliant Higher Priced Mortgage Loan with a change of circumstance in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial 1003 is not provided in the file.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: Loan Calculations: APR of 4.02500% on Final Closing Disclosure provided on 10/XX/2016 is under-disclosed from the calculated APR of 4.91227% outside of 0.250% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016).
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower.

SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Based on lender guides, the qualifying method is 10/1 IO ARM – The qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 30 years (the number of years remaining after the interest-only period ends). This calculation is causing the DTI discrepancy. In addition, the 2nd mortgage documentation is missing. The 1008 reflects the 2nd mortgage was closed at $XXX.
REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in trailing docs to clear this condition.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Based on lender guides, the qualifying method is 10/1 IO ARM – The qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 30 years (the number of years remaining after the interest-only period ends). This calculation is causing the DTI discrepancy.
REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in trailing docs to clear this condition.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): 1008 dated 10/XX/16 indicates a counter was accepted lowering 2nd TD and final DTI under 44%. 1008 DTI 43.141% using income of $XXX PITIA of $XXX and other debts of $XXX
REVIEWER - GENERAL COMMENT (2023/XX/21): Based on lender guides, the qualifying method is 10/1 IO ARM – The qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate. The qualifying payment is the payment based on the qualifying rate amortized over 30 years (the number of years remaining after the interest-only period ends). This calculation is causing the DTI discrepancy.
REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in trailing docs to clear this condition.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Fed HPML Provision was effective Feb 2021, loan closed prior
REVIEWER - GENERAL COMMENT (2023/XX/21): HPML requirements were added under Section 35 of TILA and applicable to closed-end loans secured by principal dwelliong for applications taken on or after October 1, 2009.  Loan was originations after this date and exception is valid.  The requirement for establishment of escrow account was a requirements of the implementation of the HPML regulation.
REVIEWER - GENERAL COMMENT (2023/XX/15): No documentation was provided in trailing docs to clear this condition.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Compliance Eagle uploaded 4/XX/23 at 8:14am under Misc reflects a passing High Cost test (dated 10-XX at XXX am). All closing docs reference final APR 4.025%
REVIEWER - GENERAL COMMENT (2023/XX/21): File contains no compliance report to determine lenders APR calculations. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided Compliance Eagle report to support passing High Cost test. Closing docs support final APR 4.025%
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - CURED COMMENT (2023/XX/23): Sufficient Cure Provided within 60 Days of Closing

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): 1008 dated 10/XX/16 indicates a counter was accepted lowering 2nd TD and final DTI under 44%. 1008 DTI 43.141% using income of $XXX PITIA of $XXX and other debts of $XXX

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Compliance Eagle uploaded 4/XX/23 at 8:14am under Misc reflects a passing High Cost test (dated 10-XX at XXX am). All closing docs reference final APR 4.025%

GENERAL COMMENT (2023/XX/18): Fed HPML Provision was effective Feb 2021, loan closed prior

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Provided Compliance Eagle report to support passing High Cost test. Closing docs support final APR 4.025%

GENERAL COMMENT (2023/XX/25): Agree with error
TILA ATR/QM
6452449634	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	3/XX/2016	Investment	Purchase	N/A	2	B	B	B	B	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 57.77389% exceeds Guideline total debt ratio of 45.00000%. [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Qualifying total debt ratio of 57.77389% exceeds Guideline total debt ratio of 45.00000% loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	-
6452450002	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Non QM	1	A	A	A	A	[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2018	The loan file does not contain evidence the Condo is warrantable.	1	A	A	A	A	-
6452451013	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2014	10/XX/2014	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	[3] Credit Documentation - Missing Document: Occupancy Certificate not provided	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2014)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2014)
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	-
6452451059	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2016	12/XX/2015	Investment	Purchase	N/A	2	B	B	B	B	[3] General - Initial Rate Lock rate date is not documented in file.	Initial Rate Lock rate document is missing.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	-
6452450759	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not signed by the borrower.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date. No TIL available within the 3 days of application date
-
6452449945	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	2/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B
[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX, Financial Institution: XXX // Account Type: Mutual Funds / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Mutual Funds / Account Number: XXX, Financial Institution: XXX // Account Type: Mutual Funds / Account Number: xxxx, Financial Institution: XXX // Account Type: Mutual Funds / Account Number: XXX, Financial Institution: XXX // Account Type: Mutual Funds / Account Number: XXX, Financial Institution: XXX // Account Type: Mutual Funds / Account Number: XXX
All bank statements exceed the 90 day age of document limit. Please provide an updated consecutive bank statement for all accounts.	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/04/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)

Federal Compliance - CHARM Booklet Disclosure Status: Disclosure is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery 3 days prior to closing is not in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery 3 days prior to closing is not in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Signed Initial 1003 is not in file.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing Disclosure 3 days prior to closing is not in file.
-
6452450762	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2% Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance fee exceeded for Transfer Tax Fee. Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. The file does not contain a valid COC for this fee, nor a cure.	-
6452449704	XXX	XXX	XXX	XXX	XXX	$XXX	TX	12/XX/2022	8/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77159)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee was increased on 08/XX/2022 Loan Estimate and again on 12/XX/2022 CD with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
-
6452449925	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2022	3/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2022)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower within three business days prior to closing.	-
6452451183	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2023	12/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2023	The initial appraisal was completed prior to the license expiration date. There was no change in value from the initial to the final appraisal.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5048/01/XX/2023)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7308)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file.	-
6452449065	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2019	3/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Application / Processing - Missing Document: Fraud Report not provided	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance of $XXX exceeds tolerance allowed of $XXX plus 10%. No valid change of circumstance nor cure was provided to the borrower.	-
6452451242	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2023	4/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.	-
6452449581	XXX	XXX	XXX	XXX	XXX	$XXX	OH	9/XX/2022	2/XX/2022	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B
[3] Government Documentation - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Government Documentation - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Application / Processing - Missing Document: Verification of Identification not provided
[2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: 06/XX/2024; Consummation Date: 09/XX/2022
[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA

FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents): FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant. To be compliant, borrower(s) signature(s) MUST be on both Part IV and Part V of Page 2, along with a signature on Page 4. The DE Signature and CHUMS ID is required for a Manual Underwrite. The lender MUST sign page 1 and 4.
FHA - Informed Consumer Choice Disclosure not provided to borrower within 3 business days of the loan application. Document was signed on 03/XX/2022.
Loan was originated as FHA. A required Verification of Identification document was not provided.
FHA - Real Estate Certification is not provided in the file
2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. A signed and dated appraisal delivery waiver was not provided.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Right Not To Close Disclosure was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance of $XXX.No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
-
6452450649	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2021	6/XX/2021	Second Home	Purchase	Non QM	2	B	B	B	B	[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2020), K-1 (2020)	K-1 document and 1065 not provided for XXX.	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: The file is missing a valid valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing	-
6452449309	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2022	1/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2022)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 04/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing	-
6452449874	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2021	11/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by -$XXX due to Increase of Lender Credits. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $XXX due to Increase of Loan Discount Points. No valid COC provided, nor evidence of cure in file.
-
6452449965	XXX	XXX	XXX	XXX	XXX	$XXX	OR	1/XX/2022	12/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2022) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure.	-
6452450866	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	-
6452449400	XXX	XXX	XXX	XXX	XXX	$XXX	WA	10/XX/2021	9/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B
[3] Application / Processing - 1003/Declarations:  D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes.  Unable to determine qualification without this information.: Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, WA HOA Verification, Insurance Verification, Statement, Tax Verification
[3] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2019 Note Date:  10/XX/2021;
Calendar End Date:  12/XX/2020;
2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)	-
6452450220	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	4/XX/2022	3/XX/2022	Second Home	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2022)	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure was not provided. Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.	-
6452449883	XXX	XXX	XXX	XXX	XXX	$XXX	NY	6/XX/2022	5/XX/2022	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	-
6452449042	XXX	XXX	XXX	XXX	XXX	$XXX	PA	5/XX/2021	4/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2021)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2	-
6452450802	XXX	XXX	XXX	XXX	XXX	$XXX	NC	5/XX/2022	3/XX/2022	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.	-
6452449622	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 10/XX/2021 are underdisclosed. (Final/10/XX/2021)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non- Escrowed Property Cost over Year 1 on Final Closing Disclosure provided on 10/XX/2021 are under disclosed.	-
6452450229	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA Verification	2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file.	-
6452449428	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2021	10/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B	[3] Document Error - Un-audited P&L Statement provided. Average monthly deposits on the business Account statements do not support the average monthly income on the YTD P&L Statement. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2018	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	-
6452450947	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.	REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing	-
6452450860	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2022	1/XX/2022	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B	[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA	Mortgage Type is FHA documentation in file	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re- Inspection Fee increased from $XXX to $XXX, an increase of $XXX, without a Changed Circumstance form in file. A cure of $XXX was provided.	-
6452449611	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2022	10/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS is missing in file. File is missing final AUS; final 1008 showing AUS approved was used for review.	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance Loan Discount Points Fee disclosed as $XXX on Loan Estimate dated 10/XX/2021 but disclosed as $XXX on Final Closing Disclosure. A valid COC nor cure were not provided.	-
6452450245	XXX	XXX	XXX	XXX	XXX	$XXX	OH	3/XX/2022	1/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	3	C	C	C	C
[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] Government Documentation - FHA MIP Error (Non-Borrower Paid):: Date Issued: 03/XX/2022 Calculated FHA upfront premium of $XXX   does not match the mortgage insurance premium collected on the Closing Disclosure of .
[3] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 98.18778% exceeds Guideline high loan to value percentage of 95.00000%
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 98.18778% exceeds Guideline combined loan to value percentage of 95.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 98.18778% exceeds Guideline loan to value percentage of 95.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 3.29 is less than Guideline PITIA months reserves of 6.00.
[3] Government Documentation - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last Sale Date: 11/XX/2021; Case Number Assignment Date: 01/XX/2022
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last Sale Date: 11/XX/2021; Case Number Assignment Date: 01/XX/2022
[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA
CAIVRS Authorization not provided Lead Based Paint attachment not provided	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5228/01/XX/2022)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Insurance Eligibility - Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM
Federal Compliance - HUD QM AU Finding Fail: Subject loan is not eligible to be insured or guaranteed by FHA.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acopy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: A copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - FACTA Disclosure Missing: ACTA Credit Score Disclosure not provided
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not provided
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Right Not To Close Disclosure not provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations to borrower not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
TILA ATR/QM
6452450440	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing.	-
6452450240	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2022	6/XX/2022	Investment	Purchase	N/A	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2022)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.	-
6452449394	XXX	XXX	XXX	XXX	XXX	$XXX	CO	9/XX/2020	8/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Tolerance Cure was reflected on the Closing Disclosure.	REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing	-
6452449159	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2020	12/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX, Borrower: XXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided	Employment Authorization, Resident Alien Card, Passport and VISA missing in loan file. Employment Authorization, Resident Alien Card, Passport and VISA missing in loan file.	1	A	A	A	A	-
6452449070	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2021	2/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $XXX due to Increase of Appraisal Fee. No valid COC provided, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing	-
6452449672	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2020	11/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing.	2	B	B	B	B
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
Federal Compliance - Notice of Right to Cancel Missing: RTC is missing. Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing Initial Closing Disclosure. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX. No Valid Change circumstance in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.	-
6452449969	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	No asset verification provided. Per final Closing Disclosure, funds from borrower are $XXX. Additionally, source of fees paid prior to closing ($XXX) are not verified.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing is provided.	-
6452449448	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2021	11/XX/2020	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021). (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/XX/20/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure reflects Amount Finance of $XXX but calculated Amount Finance of $XXX. Variance = $XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $.00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
-
6452449806	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2019	7/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7349)

Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 11/XX/2019 not received by borrower within timeframe of 4 days.  It was signed on 11/XX/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded Loan Discount Points. Fee Amount of $XXX  exceeds previously disclosed amount of $XXX.  A valid COC, nor a cure tolerance were provided.
REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing	-
6452450429	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX Note Date: 06/XX/2021; Notary Date: 06/XX/2021
Situs AMC uses Fannie Mae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.
Bank Statements are within 60 days prior to the Note Date of 06/XX/2021.
2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7708)
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrowers signed Waiver on 05/XX/2021. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Home Inspection Fee increased from $XXX to $XXX, an increase of $XXX, without a valid Changed Circumstance form in file. No cure provided.	-
6452450252	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326)

Federal Compliance - TRID Interim Closing Disclosure Timing Test: Final CD issued 1/XX/2020 provided to and received by Borrower on 1/XX/2020 closing date.  Revised CD issued 1/XX/2020 is incomplete.  Closing Date is not disclosed.  Sections of pages 1, 3, 4 and 5 are blank/incomplete.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee amount increased in Final CD issued 1/XX/2020 with no valid Change of Circumstance evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee amount disclosed in Final CD issued 1/XX/2020 with no valid Change of Circumstance evident.
-
6452449710	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2020	10/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.	-
6452450614	XXX	XXX	XXX	XXX	XXX	$XXX	CO	2/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower within three business days of application.	-
6452450166	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C	[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing in file.	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.30530% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.30530%).

Federal Compliance - Check Loan Designation Match - QM: Loan designation mismatch due to loan failing QM Points and Fees testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of 4.31292% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.31292%).

SELLER - GENERAL COMMENT (2024/XX/06): Appeal: See D0256 Mavent Report reflecting lenders undiscounted interest rate of 4.5%. Up to 2 Bona Fide discount points are excludable as each point reduced the rate by 0.2083% which exceeds the threshold to be considered bona fide. $XXX (or 2%) of the discount point fee is excludable.
REVIEWER - GENERAL COMMENT (2024/XX/10): With the undiscounted rate of 4.5%, the points and fees are exceeded by $XXX.

GENERAL COMMENT (2024/XX/06): Appeal: See D0256 Mavent Report reflecting lenders undiscounted interest rate of 4.5%. Up to 2 Bona Fide discount points are excludable as each point reduced the rate by 0.2083% which exceeds the threshold to be considered bona fide. $XXX (or 2%) of the discount point fee is excludable.
TILA ATR/QM
6452450283	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	1/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2021	1	A	A	A	A	-
6452449477	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2019	11/XX/2018	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7742)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower at least three business days prior to closing..
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
-
6452449897	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2019	8/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B	[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2017	Missing verbal verification of employment within 10 business days of the note date. Missing verbal verification of employment within 10 business days of the note date.	3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14070622)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)

Federal Compliance - Check Loan Designation Match - QM: Loan designation of Temporary SHQM does not match due to missing verbal verification of employment within 10 business days of the note date.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The documentation entered for this income source lacks sufficient date/duration information to verify the 2 year history as required by Appendix Q.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three business days of application.
Federal Compliance - TRID Loan Estimate Timing: Application date is 08/XX/2019, earliest Loan Estimate in file is 08/XX/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A valid COC, nor cure were provided.
TILA ATR/QM
6452450427	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	-
6452450089	XXX	XXX	XXX	XXX	XXX	$XXX	NV	2/XX/2020	12/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Application / Processing - Missing Document: Bankruptcy Documents not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Bankruptcy Documents not provided. File is missing Fraud report	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower receive copy of appraisal.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2020)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
-
6452450065	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	1	A	A	A	A	-
6452450667	XXX	XXX	XXX	XXX	XXX	$XXX	CT	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	C	C	B	B	3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
Federal Compliance - Check Loan Designation Match - QM: Loan Designation is determined to be Temporary HPML.	TILA ATR/QM
6452450738	XXX	XXX	XXX	XXX	XXX	$XXX	CO	12/XX/2020	9/XX/2020	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	1	A	A	A	A	-
6452451104	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2019	12/XX/2018	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2019)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2019). (Final/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2019). (Final/04/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2019)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7527)

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued not completed on Closing Disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued not completed on Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX  Variance of $XXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX  Variance of $XXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Proof of earlier delivery not found in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Proof of delivery not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit was last disclosed as -$XXX on LE but disclosed as- $XXX on Final Closing Disclosure.  File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate provided after the date of Closing Disclousre.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Proof of receipt not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Service Charge Fee was not disclosed on Loan Estimate.  File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
-
6452451130	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2021	5/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	-
6452450125	XXX	XXX	XXX	XXX	XXX	$XXX	TX	9/XX/2019	8/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.82000% on Final Closing Disclosure provided on 09/XX/2019 is under-disclosed from the calculated APR of 4.04231% outside of 0.125% tolerance. (Final/09/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019). (Final/09/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2019 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/09/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2545236)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2019 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2545235)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence  in file of when the borrower received a copy of the dated 08/XX/2019.
Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of 3.82000% on Final Closing Disclosure provided on 09/XX/2019 is under-disclosed from the calculated APR of 4.04231% outside of 0.125% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019).
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: The interest rate on the Note does not match the interest rate on Final CD which increases the P&I and DTI.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: P&I ($XXX) from Note document not matched with Final CD($XXX)
The interest rate on the Note does not match the interest rate on Final CD which increases the P&I and DTI.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: P&I ($XXX) from Note document not matched with Final CD($XXX)
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing	-
6452451094	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2021	2/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2021)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment on 1st page as $XXX and #360.62 on page 4th that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing	-
6452451224	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2019	11/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	[3] Application / Processing - Missing Document: Fraud Report not provided	1	A	A	A	A	-
6452449333	XXX	XXX	XXX	XXX	XXX	$XXX	FL	1/XX/2020	8/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	1	A	A	A	A	-
6452450876	XXX	XXX	XXX	XXX	XXX	$XXX	MO	2/XX/2019	2/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	-
6452451160	XXX	XXX	XXX	XXX	XXX	$XXX	WI	7/XX/2021	5/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	A	A	A	A	-
6452449390	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2023	7/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	[3] Application / Processing - Missing Document: Verification of Identification not provided	Verification of Identification is missing	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2023). (Final/08/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2023). (Final/08/XX/2023)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on 08/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2023).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2023).
-
6452450315	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2023	11/XX/2023	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B	[3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. [2] General - Loan has been identified as FHA/VA/USDA	Insurance Certificate and Mortgage Insurance Evidence are missing.	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing	-
6452451136	XXX	XXX	XXX	XXX	XXX	$XXX	NC	10/XX/2023	9/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	-
6452450951	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2023	6/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	-
6452450795	XXX	XXX	XXX	XXX	XXX	$XXX	IN	9/XX/2023	7/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2023)	-
6452449756	XXX	XXX	XXX	XXX	XXX	$XXX	OH	11/XX/2023	10/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2023)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.

Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Delivery of appraisal not provided to the borrower within 3 days prior to closing.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Right not to close disclosure not provided to borrower.
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6452451014	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2023	9/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2023) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2023) Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure not provided.	-
6452451252	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2019	8/XX/2019	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2649919)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2649918)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2649917)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2649916)
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing	-
6452450488	XXX	XXX	XXX	XXX	XXX	$XXX	IL	11/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A	[2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX	The Fraud Report Cleared section are left blank and not cleared.	REVIEWER - WAIVED COMMENT (2025/XX/19): The Fraud Report Cleared section are left blank and not cleared.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.
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6452449610	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	11/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 64.44543% exceeds Guideline total debt ratio of 43.00000%. [2] Income Documentation - REO Documents are missing.: Address: XXX, Chicago, IL HOA Verification	The REO XXX Pending Sale at origination. The loan file does not contain the Final Closing statement to exclude the monthly payment from the debt-to-income. HOA verification is missing for the property REO at XXX.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors.	2	B	B	B	B	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14556473)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan file does not contain a written verification of employment to verify the start and end date for WM Wrigley previous employment.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.	-
6452450434	XXX	XXX	XXX	XXX	XXX	$XXX	MI	4/XX/2021	3/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] Income Documentation - Income documentation requirements not met.
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2017 Note Date: 04/XX/2021
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2017
Provided verification of employment dated after the note date. require valid verification of employment. Provided verification of employment dated after the note date. require valid verification of employment. Waterfall due to verification of employment dated after the note date.	REVIEWER - WAIVED COMMENT (2025/XX/06): comp factors used to waive exception REVIEWER - WAIVED COMMENT (2025/XX/22): Client elects to waive without compensating factors REVIEWER - RE-GRADED COMMENT (2025/XX/23): EV2 REVIEWER - WAIVED COMMENT (2025/XX/22): Client elects to waive without compensating factors REVIEWER - RE-GRADED COMMENT (2025/XX/23): EV2 REVIEWER - WAIVED COMMENT (2025/XX/22): Client elects to waive without compensating factors REVIEWER - RE-GRADED COMMENT (2025/XX/23): EV2	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/04/XX/2021)

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Loan meets SHQM 43Q requirements.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock not provided in file.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Projected payment principal and interest does not match, stream payments P&I amount of $XXX which does not match with the monthly P&I $XXX.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449035	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2020	7/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[2] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2019) [2] Income Documentation - Income documentation requirements not met.	W-2 (2019) is missing in the file. File is missing verification of 2 Years Employment history for both Borrowers.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14694296)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14686997)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2020)
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449406	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2021	2/XX/2021	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[2] Miscellaneous - Credit Exception: [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Lender Exception: Non warrantable condo. e-sign consent is missing	REVIEWER - WAIVED COMMENT (2025/XX/14): Comp actors used to waive exception REVIEWER - WAIVED COMMENT (2025/XX/14): Comp actors used to waive exception	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449410	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2021	7/XX/2021	Second Home	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, VT HOA Verification [2] Income Documentation - REO Documents are missing.: Address: XXX, MA HOA Verification	The file is missing the mortgage HOA documentation for this property. Please provide for review. The file is missing the mortgage HOA documentation for this property. Please provide for review.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2021). (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/08/XX/2021)
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 126.00. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 126.00.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450645	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	8/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B	[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2020	Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2021)

Federal Compliance - TRID Final Closing Disclosure Finance Charge: "Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX."
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2021)
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450017	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	E-sign Consent Agreement is missing. Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/09/XX/2021)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449199	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2016	6/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75229)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7334)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Waiver Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7321)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Form H8 was utilized for transaction, but form H9 should have been utilized for same lender refinance.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Unable to determine if fee was disclosed to Borrower on initial LE within three days of application.  Page 2 of the initial LE is missing.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
-
6452450408	XXX	XXX	XXX	XXX	XXX	$XXX	FL	2/XX/2017	12/XX/2016	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, FL, Address: XXX, IL, Address: XXX, IL Insurance Verification, Statement, Tax Verification Insurance Verification Insurance Verification	REVIEWER - WAIVED COMMENT (2025/XX/21): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/21): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) was last disclosed as $XXX on the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was last disclosed as $XXX on the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search Fee was last disclosed as $XXX on the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
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6452451191	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2018	10/XX/2018	Primary	Purchase	Safe Harbor QM	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, IL Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXX, FL HOA Verification	E-Sign Consent Agreement is missing Tax verification is missing. Tax Document is missing for property.	REVIEWER - WAIVED COMMENT (2025/XX/19): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/19): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/19): Compensating Factors for waive and downgrade.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
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6452450132	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2019	9/XX/2019	Primary	Purchase	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2024/XX/09): Sufficient Cure Provided At Closing	-
6452450428	XXX	XXX	XXX	XXX	XXX	$XXX	IL	11/XX/2019	9/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 95.00000% exceeds Guideline high loan to value percentage of 90.00000% [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 90.00000%.	Calculated Loan To Value percentage of 95.00000% exceeds Guideline high loan to value percentage of 90.00000% Calculated high loan to value percentage of 95.00000% exceeds Guideline high loan to value percentage of 90.00000% Calculated loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 90.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:16125/09/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation (Report Date 09/XX/2019) to applicant three (3) business days prior to consummation.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449796	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2019	9/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2019 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2019)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2019 did not disclose an accurate Index as reflected on the Note.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/16): Sufficient Cure Provided At Closing	-
6452449589	XXX	XXX	XXX	XXX	XXX	$XXX	IL	11/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14555803)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2019 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/11/XX/2019)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2019)
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: VOE for the previous employment is missing Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate dated 09/XX/2019 was electronically provided prior to borrower's consent to receive electronic disclosures.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449313	XXX	XXX	XXX	XXX	XXX	$XXX	MN	10/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD is not provided in file only final Closing Disclosure provided, We need closing Disclosure before 6 days from closing	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450832	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2019	10/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2024/XX/06): Sufficient Cure Provided At Closing	-
6452450202	XXX	XXX	XXX	XXX	XXX	$XXX	OH	11/XX/2019	10/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A	-
6452451082	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Home Improvement	Non QM	1	A	A	A	A	1	A	A	A	A	-
6452450456	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2019	11/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	1	A	A	A	A	-
6452449228	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2019	11/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A	GENERAL COMMENT (2024/XX/30): Original coverage - Required coverage equal to loan amount of $XXX required as exceeds 80% of value. Sufficient coverage in file of $XXX(Dwelling $XXX + other structures $XXX). Current insurance also attached showing coverage of $XXX.	-
6452450101	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2019	11/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452451142	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	1	A	A	A	A	-
6452449697	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	4/XX/2020	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449550	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	4/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 43.29443% exceeds AUS total debt ratio of 27.45000%. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX, IL, Address: XXX, IL, Address: XXX, WI Statement Statement Statement Statement	Failure due to proof of payment of omitted debts is missing in file. Failure due to proof of payment of omitted debts is missing in file. Mortgage Statement is missing in file.	REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.	-
6452450909	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	4/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided	File is missing a copy of the 1007 Rent Comparison Schedule.	REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451159	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	4/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.91682% exceeds AUS total debt ratio of 27.78000%. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX, IL, Address: XXX, IL Statement, Tax Verification Statement, Tax Verification Statement, Tax Verification	Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX% Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX%	REVIEWER - WAIVED COMMENT (2025/XX/20): Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX% REVIEWER - WAIVED COMMENT (2025/XX/20): Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX% REVIEWER - WAIVED COMMENT (2025/XX/20): Statement, Tax Verification Statement, Tax Verification Statement, Tax Verification	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.	-
6452450249	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2021	8/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646079)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7552)

Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/12): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/12): Sufficient Cure Provided At Closing	-
6452450514	XXX	XXX	XXX	XXX	XXX	$XXX	IL	11/XX/2020	10/XX/2020	Primary	Purchase	Non QM	2	B	B	A	A	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/18): Sufficient Cure Provided At Closing	-
6452450781	XXX	XXX	XXX	XXX	XXX	$XXX	MN	11/XX/2020	10/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A	1	A	A	A	A	-
6452450018	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2021	10/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2646172)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2646171)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2646172)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2646171)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2646172)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2646171)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646170)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646169)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal delivery receipt is missing.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 02/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
GENERAL COMMENT (2025/XX/02): Trailing documents provided	-
6452450280	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	11/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452451156	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/2020	10/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 12/XX/2020 did not disclose an accurate Index as reflected on the Note. (Final/12/XX/2020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 12/XX/2020 did not disclose an accurate Index as reflected on the Note.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450960	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2021, prior to three (3) business days from transaction date of 1/XX/2021 12:00:00 AM. [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: ROR was signed by borrower on 01/XX/2021, Final Closing disclosure issue on 01/XX/2021 and Signed on 01/XX/2021. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: ROR was signed by borrower on 01/XX/2021, Final Closing disclosure issue on 01/XX/2021 and Signed on 01/XX/2021.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450490	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2020)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449828	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2021	12/XX/2020	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Credit Documentation - Purchase contract date not provided.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2645831)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2645830)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2645829)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2645828)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2645828)

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/11): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449991	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2021	12/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 01/XX/2021 [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2020	Index: LIBOR - 1 Year (Daily); Note Date: 01/XX/2021 Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors.	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/01/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/01/XX/2021)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449772	XXX	XXX	XXX	XXX	XXX	$XXX	MO	2/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. [2] Application / Processing - Missing Document: Approval not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2018	Approval missing in file	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2021)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Interest Only Payments Period. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/XX/2021 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2672845)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2672844)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2672847)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2672846)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2672845)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2672844)

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Test: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - TRID Final Closing Disclosure Loan Term: General Information: Final Closing Disclosure provided on 02/XX/2021 disclosed a Loan Term that does not match the actual loan term for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2021 disclosed a First Change frequency that does not match the actual first change frequency for the loan
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final Closing Disclosure provided on 02/XX/2021 disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	-
6452450306	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2647183)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2647182)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647182)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2647183)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647182)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647181)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647180)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan term is of 30 years, Note document shows 360 months which include 1 year of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure dated 02/XX/2021 Principal & Interest for Payment Stream 3 is not matching due to Subject Transaction is 1 year Interest only due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
-
6452450658	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2021	1/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2646855)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2646854)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646853)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646852)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs Year 1 Over disclosed due to inclusion of mortgage insurance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX . Variance of $XXX . Required Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450696	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 85.88083% exceeds Guideline loan to value percentage of 85.00000%.	Calculated loan to value percentage of 85.88083% exceeds Guideline loan to value percentage of 85.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2021 did not disclose an accurate Index as reflected on the Note. (Final/03/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2652731)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2652730)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2652729)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2652728)

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure Status is missing in loan file
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 03/XX/2021 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450930	XXX	XXX	XXX	XXX	XXX	$XXX	MO	6/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2647048)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647047)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647046)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647045)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
-
6452450634	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2021 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/07/XX/2021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt of Appraisal is missing.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Final Closing Disclosure provided on 07/XX/2021 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Re-Inspection Fee increased from $XXX to $XXX without a valid Changed Circumstance form in file. A cure of $XXX was provided.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing	-
6452450810	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2021	3/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	[2] Income Documentation - Income Docs Missing:: Borrower: XXX Gap Letter	The loan file is missing the employment gap letter for the co-borrower for dates 11/XX/2020 thru 1/XX/2021.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors.	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2652792)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2652791)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2652790)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2652789)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2652789)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments section (pg 1): Mortgage Insurance (paystream referenced in reg) is blank or does not match the MI Monthly Premium on the Insurance/Compliance Input screen.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.
-
6452449007	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2021	4/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450726	XXX	XXX	XXX	XXX	XXX	$XXX	MO	6/XX/2021	4/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647062)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Mortgage insurance is not consider in initial escrow disclosure.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Payment stream one includes only Interest payment.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Payment stream one includes only Interest payment.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing	-
6452450184	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	4/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[2] General - Missing Document: COVID-19 Attestation not provided	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors.	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2021)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449977	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2022	4/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed. (Final/01/XX/2022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647057)
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: CD disclosed 12 months of interest only payments. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
SELLER - GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.
REVIEWER - GENERAL COMMENT (2024/XX/31): Final CD reflects page 1 Loan Terms - monthly principal & interest that "Includes only interest and no principal until mo. 12", however, the promissory note and const loan allonge reflect that the interest only period is for full 12 months and would be "until" mo 13".  Corrected CD and LOE to borrower.
SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/16): Sufficient Cure Provided At Closing

GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.

GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
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6452450113	XXX	XXX	XXX	XXX	XXX	$XXX	MO	6/XX/2021	5/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2021 incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2021). (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2647116)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647115)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment did not disclose the frequency of adjustments. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2647116)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647115)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647114)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647113)

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
-
6452449972	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Purchase	Non QM	1	A	A	A	A	1	A	A	A	A
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing	-
6452450118	XXX	XXX	XXX	XXX	XXX	$XXX	MN	6/XX/2021	5/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower at Closing. (9300)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Waterfall due to QM Points and Fees exception.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Waterfall due to QM Points and Fees exception.
Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing	-
6452449464	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14557195)
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75229)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Owners Coverage Premium (Optional).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75192)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75188)

Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 07/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Owners Coverage Premium (Optional). Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing	-
6452449994	XXX	XXX	XXX	XXX	XXX	$XXX	MI	10/XX/2021	5/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. [2] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA Verification	Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX. Missing HOA verification for property located at XXX, IL.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors. REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors.	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2021 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2655026)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2655025)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2655024)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2655023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2021 are overdisclosed. (Final/10/XX/2021)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/20/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2655023)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75130)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 10/XX/2021 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan...Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan...Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. ..Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: : Final Closing Disclosure provided on 10/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan...Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 10/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan...Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 10/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. ..Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2021 are over disclosed.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/31): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/31): Sufficient Cure Provided within 60 Days of Closing
Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449647	XXX	XXX	XXX	XXX	XXX	$XXX	MI	7/XX/2021	5/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request State Compliance - Michigan CMPA Home Loan Toolkit Status: Missing a copy of the booklet or borrowers' acknowledgment of receipt of disclosure.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450933	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	1	A	A	A	A	1	A	A	A	A	-
6452450263	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	5/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Credit Documentation - Purchase contract date not provided.	Purchase contract date was not provided.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors. REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2021 are overdisclosed. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2655342)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2655341)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2655342)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2655341)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2655340)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2655339)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2021)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2655339)

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2021 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan Terms: Final Closing Disclosure provided on 08/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449496	XXX	XXX	XXX	XXX	XXX	$XXX	MO	7/XX/2021	6/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A	1	A	A	A	A	-
6452450936	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A	1	A	A	A	A	-
6452449479	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2021	6/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Credit Documentation - Purchase contract date not provided.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 12/XX/2021 did not disclose an accurate Index as reflected on the Note. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2021 with an increasing payment did not disclose the frequency of adjustments. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 are overdisclosed. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/XX/20/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2655294)
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Note reflects UST 1 year weekly. Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Updated as per document Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Updated as per document Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TOP disclosed was $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449905	XXX	XXX	XXX	XXX	XXX	$XXX	MN	9/XX/2021	6/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75130)	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2025/XX/03): Sufficient Cure Provided At Closing	-
6452449457	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	6/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial escrow account statement does not match charges on post Closing Disclosure.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449078	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	6/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	-
6452449503	XXX	XXX	XXX	XXX	XXX	$XXX	MN	8/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earlier receipt not found.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450362	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	6/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:17861/07/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7772)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing proof of receipt of the updated appraisal with a report date of 07/XX/2021. The appraisal is required to be received no less than three business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing proof of receipt of the updated appraisal with a report date of 07/XX/2021. The appraisal is required to be received no less than three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Certification Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure dated 08/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure in file.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450540	XXX	XXX	XXX	XXX	XXX	$XXX	MN	8/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520)	REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing	-
6452449770	XXX	XXX	XXX	XXX	XXX	$XXX	MN	9/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 92.00000% exceeds Guideline combined loan to value percentage of 90.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 92.00000% exceeds Guideline loan to value percentage of 90.00000%.	Calculated combined loan to value percentage of 92.00000% exceeds Guideline combined loan to value percentage of 90.00000%. Calculated loan to value percentage of 92.00000% exceeds Guideline loan to value percentage of 90.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/17): Client elects to waive with comp factor. REVIEWER - WAIVED COMMENT (2025/XX/17): Client elects to waive with comp factors	1	A	A	A	A	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450735	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing	-
6452450729	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2022	8/XX/2021	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed. (Final/01/XX/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654032)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not provided.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
SELLER - GENERAL COMMENT (2025/XX/16): Interest only term on CD is for 12 months. Addendum to Mortgage Note also indicates interest only during construction phase of 12 months. Last payment for interest only will be different than last payment for entire loan as interest only period is only for 12 months. First payment of interest only will be due 3/XX/2022 and first payment of interest+principal will be 3/XX/2023 which aligns with note.

As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/19): Sufficient Cure Provided At Closing

GENERAL COMMENT (2025/XX/10): Loan structure is 5/2/5 - the rate for the minimum payment for year 8 is 2.75% (margin), equating to a payment of $XXX (rounded to the nearest dollar). The rate for max payment for the first year after the fixed period ends is initial rate + 5%. For this loan, the maximum rate in year 8 (ie payment stream 3) is 10,076%, equating to a payment of $XXX (rounded to nearest dollar for Closing Disclosure). Min and Max payments are accurate. Each scheduled rate adjustment is to have a separate column. Next scheduled adjustment is in payment stream 4. Since max has already reached, no changes to occur in min and max payments. See attached worst-case amortization schedule.

GENERAL COMMENT (2025/XX/10): Loan structure is 5/2/5 - the rate for the minimum payment for year 8 is 2.75% (margin), equating to a payment of $XXX (rounded to the nearest dollar). The rate for max payment for the first year after the fixed period ends is initial rate + 5%. For this loan, the maximum rate in year 8 (ie payment stream 3) is 10,076%, equating to a payment of $XXX (rounded to nearest dollar for Closing Disclosure). Min and Max payments are accurate. See attached worst-case amortization schedule.

GENERAL COMMENT (2025/XX/10): Loan structure is 5/2/5 - the rate for the minimum payment for year 8 is 2.75% (margin), equating to a payment of $XXX (rounded to the nearest dollar). The rate for max payment for the first year after the fixed period ends is initial rate + 5%. For this loan, the maximum rate in year 8 (ie payment stream 3) is 10,076%, equating to a payment of $XXX (rounded to nearest dollar for Closing Disclosure). Min and Max payments are accurate. See attached worst-case amortization schedule.

GENERAL COMMENT (2025/XX/16): Final CD dated 1/XX/22 and signed on 1/XX/22 indicates that there is no balloon payment. This is the correct information.

GENERAL COMMENT (2025/XX/16): Interest only term on CD is for 12 months. Addendum to Mortgage Note also indicates interest only during construction phase of 12 months. Last payment for interest only will be different than last payment for entire loan as interest only period is only for 12 months. First payment of interest only will be due 3/XX/2022 and first payment of interest+principal will be 3/XX/2023 which aligns with note.

As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
-
6452449698	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2022	11/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2006	A letter from borrower's employer dated 6/XX/2022 was provided and within 10 business days of the Note date of 6/XX/2022	REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2022 are overdisclosed. (Final/06/XX/2022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654140)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2022 did not disclose an accurate Index as reflected on the Note.. Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan Terms: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan...Due to year one (1) is an interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan Terms: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2022 are over disclosed
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan... Due to year one (1) is an interest only payment.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/19): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449541	XXX	XXX	XXX	XXX	XXX	$XXX	MI	2/XX/2022	12/XX/2021	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2022 are overdisclosed. (Final/02/XX/2022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 12/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654114)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 02/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2022 are overdisclosed. (Final/02/XX/2022)
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: E-sign disclosure is provided on 01/XX/2022.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 02/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654114)
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449997	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2022	12/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 11/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2022 are overdisclosed. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/11/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deferral Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7348)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654092)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Information is not available.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: MI is under disclosed on page 4 of the final closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: As per the final closing disclosure its 12 months interest only.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Information is updated as per the document in file.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
SELLER - GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.
REVIEWER - GENERAL COMMENT (2024/XX/31): Final CD reflects page 1 Loan Terms - monthly principal & interest that "Includes only interest and no principal until mo. 12", however, the promissory note and const loan allonge reflect that the interest only period is for full 12 months and would be "until" mo 13".  Corrected CD and LOE to borrower.
SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing

GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.

GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
-
6452450476	XXX	XXX	XXX	XXX	XXX	$XXX	MO	6/XX/2022	1/XX/2022	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, MO Tax Verification	REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2022 are overdisclosed. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2654381)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654380)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2022 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654378)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: DTI exceeds threshold.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed property cost over year 1 disclosed as $XXX on the final closing disclosure. However, calculated at $XXX. Monthly taxes 1062.50 and Insurance $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 06/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 06/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: CD disclosed $XXX TOP.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Disclosures were sent to borrower prior to obtain consent for electronic disclosure from borrower.  Lender to provide proof of consent within initial 3 days of application OR proof of disclosure sent to borrower using another method within 3 days of application.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450192	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2022	3/XX/2022	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/08/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether property taxes are included in escrow. (Final/08/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)

Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 08/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing disclosure Page1 indicates Flood insurance in escrow..
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was  last disclosed as -$XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax service Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.

SELLER - GENERAL COMMENT (2025/XX/02): Construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.
REVIEWER - GENERAL COMMENT (2025/XX/02): SitusAMC received rebuttal that first year interest only.  However, page 1 of final CD in Loan Terms - Monthly Principal & Interest states that includes only interest and no principal "until" month 12. As this is 12 month interest only, the only interest would be included "until" month 13.  13th month starts principal & interest payment.  Corrected CD and LOE to borrower to cure.
SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive

GENERAL COMMENT (2025/XX/02): Construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.

GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th and final interest only payment is the 12th month
-
6452450342	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2022	3/XX/2022	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are overdisclosed. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654433)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654434)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654431)

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 09/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing	-
6452450282	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2022	3/XX/2022	Primary	Refinance Limited Cash-out GSE	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2022 are overdisclosed. (Final/05/XX/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654099)
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Interest Only until term and/or frequency is blank or does not match the terms of the note. "
SELLER - GENERAL COMMENT (2025/XX/16): Interest only term on CD is for 12 months. Addendum to Mortgage Note also indicates interest only during construction phase of 12 months. Last payment for interest only will be different than last payment for entire loan as interest only period is only for 12 months. First payment of interest only will be due 6/XX/2022 and first payment of interest+principal will be 6/XX/2023 which aligns with note.

As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/30): Sufficient Cure Provided At Closing

GENERAL COMMENT (2025/XX/16): Interest only term on CD is for 12 months. Addendum to Mortgage Note also indicates interest only during construction phase of 12 months. Last payment for interest only will be different than last payment for entire loan as interest only period is only for 12 months. First payment of interest only will be due 6/XX/2022 and first payment of interest+principal will be 6/XX/2023 which aligns with note.

As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
-
6452449432	XXX	XXX	XXX	XXX	XXX	$XXX	MN	5/XX/2022	4/XX/2022	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/XX/20/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2022 are overdisclosed. (Final/XX/20/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654348)

Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 05/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing	-
6452449116	XXX	XXX	XXX	XXX	XXX	$XXX	MO	9/XX/2022	6/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B
[2] Mortgage / Program Eligibility - Guideline Requirement: Amortization term discrepancy.: Note amortization term of 348 does not match Guideline amortization term of 360.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Term discrepancy.: Note term of 348 does not match Guideline term of 360.
[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[2] Credit Documentation - Purchase contract date not provided.
REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are overdisclosed. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2654569)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654568)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2022)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 09/XX/2022 did not disclose an accurate Index as reflected on the Note
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2022 incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	-
6452449519	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2022	8/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/10/XX/2022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue Date Not Provided Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452451170	XXX	XXX	XXX	XXX	XXX	$XXX	MO	10/XX/2022	9/XX/2022	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	The purchase agreement is missing in the file.	REVIEWER - WAIVED COMMENT (2025/XX/06): Comp factors used to waive exception	2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/10/XX/2022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/10/XX/2022)
[2] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: 10/XX/2022, Date Issued: 10/XX/2022
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 10/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2022 are overdisclosed. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2654731)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654730)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654731)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2654730)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/10/XX/2022)

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower
Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2022 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450746	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2022	9/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	-
6452449152	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2022	9/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450651	XXX	XXX	XXX	XXX	XXX	$XXX	MO	10/XX/2022	9/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/06): Comp factors used to waive exception.	1	A	A	A	A
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7520)
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided within 60 Days of Closing
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
-
6452450196	XXX	XXX	XXX	XXX	XXX	$XXX	MN	10/XX/2022	9/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2659333)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452451196	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2022	10/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2022 are overdisclosed. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2654963)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654962)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2022)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Final Closing disclosure page 1 lists escrows as $XXX+$ 896.59 total $XXX, however page 4 total states $XXX annually which comes monthly $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan due Subject Transaction is 1 year Interest only due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan due Subject Transaction is 1 year Interest only due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan term is of 30 years, Note document shows 360 months which include 1 year of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan term is of 30 years, Note document shows 360 months which include 1 year of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449573	XXX	XXX	XXX	XXX	XXX	$XXX	IL	11/XX/2022	10/XX/2022	Second Home	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	-
6452449832	XXX	XXX	XXX	XXX	XXX	$XXX	MO	5/XX/2023	4/XX/2023	Primary	Construction-Permanent	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 05/XX/2023 did not disclose an accurate Index as reflected on the Note. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2023 are overdisclosed. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2658120)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2658119)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2658120)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2658119)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2023 are overdisclosed. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2023 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2658117)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table Final Closing Disclosure provided on 05/XX/2023 did not disclose an accurate Index as reflected on the Note
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023 incorrectly disclosed whether the loan contains Interest Only Payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final closing disclosure disclosed payment stream 4 Estimated Total Monthly payment Maximum at $XXX. However payment is calculating at $XXX
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 of  $XXX is over disclosed. Monthly Taxes ($XXX) and Insurance ($XXX) totaling $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Final closing disclosure disclosed payment stream 4 Estimated Total Monthly payment at $XXX. However payment is calculating at $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Final closing disclosure disclosed payment stream 3 Estimated Total Monthly payment Maximum at $XXX. However payment is calculating at $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final closing disclosure disclosed payment stream 2 Estimated Total Monthly payment at $XXX. However payment is calculating at 4446.60.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final closing disclosure disclosed payment stream 3 Estimated Total Monthly payment at $XXX. However payment is calculating at $XXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Based on appraisal provided HOA dues are $XXX per year $XXX monthly.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: First payment adjustment  does not match the  due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Data updated as per Final Closing Disclosure provided on 05/XX/2023
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording  Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing
-
6452450844	XXX	XXX	XXX	XXX	XXX	$XXX	MO	9/XX/2023	8/XX/2023	Primary	Construction-Permanent	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2023 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2023 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are overdisclosed. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are overdisclosed. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2023 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2023 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2023 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2655214)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2023 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2655213)

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450467	XXX	XXX	XXX	XXX	XXX	$XXX	RI	1/XX/2017	10/XX/2016	Second Home	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; final 1008 showing AUS approved was used for review. File is missing final AUS; final 1008 showing AUS approved was used for review.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2017). (Final/01/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2017).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/01/XX/2017)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX, Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure outlays a total payment of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%.	-
6452450734	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2016	10/XX/2016	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:18451/11/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452451213	XXX	XXX	XXX	XXX	XXX	$XXX	CT	2/XX/2017	12/XX/2016	Investment	Purchase	N/A	1	A	A	A	A	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 61.88750% exceeds AUS total debt ratio of 30.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 61.88750% exceeds Guideline total debt ratio of 50.00000%. [2] Income Documentation - Income documentation requirements not met.
Borrower is a partner and earns K1 partnership income.  It is not allowable to be a partner and also be an employee.  Lender used wage income instead of the partnership income to qualify.  Using just the partnership income brings the DTI to 61.89% and out of tolerance.
Borrower is a partner and earns K1 partnership income.  It is not allowable to be a partner and also be an employee.  Lender used wage income instead of the partnership income to qualify.  Using just the partnership income brings the DTI to 61.89% and out of tolerance.
Failure due to discrepancy in lender calculated income compared to our calculation of income. Various businesses provided as all been considered as partnership and they cannot pay themselves with a w-2 from the partnership but only pay employees so w-2 income have all been excluded.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor . REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	-
6452451221	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2017	1/XX/2017	Investment	Purchase	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, Insurance Verification, Statement, Tax Verification	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor .	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
-
6452449761	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2017	3/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - ARM Disclosure Status Test: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX. No valid COC provided, cure provided at closing.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449425	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2017	3/XX/2017	Investment	Purchase	N/A	1	A	A	A	A	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 46.79398% exceeds AUS total debt ratio of 44.00000%. [2] Income Documentation - REO Documents are missing.: Address: XXX, MA HOA Verification	Calculated income is $XXX less than AUS income and primary housing expense is $XXX higher than AUS. HOA Verification missing on file	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/14): .Client elects to waive with compensating factor.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	-
6452449659	XXX	XXX	XXX	XXX	XXX	$XXX	RI	5/XX/2017	4/XX/2017	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2016), K-1 (2016), P&L Statement	The 1065 (2016), K-1 (2016), and year-to-date P&L Statement were not received for Kenyon Law Associates. Also, missing a year-to-date P&L for XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449893	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2017	9/XX/2017	Investment	Purchase	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2017)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal Delivery dated 9/XX/2017. Latest Appraisal documented is dated 10/XX/2017.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449158	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2017	10/XX/2017	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449615	XXX	XXX	XXX	XXX	XXX	$XXX	MA	1/XX/2018	12/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2018)
Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified data updated as per provided documents.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.	-
6452450743	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2018	2/XX/2018	Investment	Purchase	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of appraisal is not provided to applicant within three (3) business days of application.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450262	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2018	6/XX/2018	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/08/XX/2018)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal Delivery dated 7/XX/2018. Latest Appraisal documented is dated 8/XX/2018.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450952	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2019	9/XX/2019	Second Home	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor.	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Recording fee was previiously disclosed to the borrower on the Loan estimate as $XXX but it increased  on the closing disclosure as $XXX with no cure provided to the borrower.  Insufficient or no cure was provided to the borrowe
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit report fee was previiously disclosed to the borrower on the Loan estimate as $XXX but it increased  on the closing disclosure as $XXX with no cure provided to the borrower.  Insufficient or no cure was provided to the borrowe
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	GENERAL COMMENT (2025/XX/08): Amex account is a charge account. (Open Account) Borrower has sufficient assets to pay in full. In addition borrower is authorized user
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449344	XXX	XXX	XXX	XXX	XXX	$XXX	CT	9/XX/2020	7/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450920	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2019 [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 632 is less than Guideline representative FICO score of 680.	Borrower's prior employment with XXX was verified with a borrower attestation email. However, a 2 year employment history has still not been verified. The borrower stated a prior employment as a XXX but only listed the end date. File is missing the XXX college transcripts and/or diploma to verify the start and ending dates. Exception remains. Lender exception in file for FICO lower than guideline minimum.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - ARM Disclosure Status Test: Evidence of ARM loan program disclosure not in file. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	-
6452450318	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2020	1/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450150	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	8/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450021	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2020	6/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than Guideline Available for Reserves of $XXX. [2] Income Documentation - REO Documents are missing.: Address: XXX, MA HOA Verification	The file is missing the HOA dues documentation for this property. Please provide for review.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450071	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2020	2/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450647	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2020	3/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Note Date: 04/XX/2020; Notary Date: 04/XX/2020	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%.	-
6452451095	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	3/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450945	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	3/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449197	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Other	Safe Harbor QM	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450472	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement	Provide Mortgage statement for the property XXX, rental property is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2020)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods.
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Tangible Net Benefit Worksheet is missing in the file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	-
6452450133	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2020	3/XX/2020	Investment	Purchase	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450537	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	6/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449146	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	4/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement: E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2020 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 05/XX/2020). (Final/05/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2020). (Final/05/XX/2020)
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX . Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450074	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2020	6/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. [2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450682	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2020	5/XX/2020	Primary	Purchase	Non QM	2	B	B	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450528	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2020	6/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450506	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2020	6/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2009	Verbal verification of employment within 10 business days of the Note is missing from file. Verbal verification of employment within 10 business days of the Note is missing from file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449273	XXX	XXX	XXX	XXX	XXX	$XXX	RI	3/XX/2021	6/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] General - Missing Document: COVID-19 Attestation not provided	COVID-19 Attestation missing on file	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449579	XXX	XXX	XXX	XXX	XXX	$XXX	RI	8/XX/2020	6/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450542	XXX	XXX	XXX	XXX	XXX	$XXX	RI	8/XX/2020	7/XX/2020	Second Home	Purchase	Safe Harbor QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient, So Please provide COC/Final CD for changed fee amount.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451044	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 675 is less than Guideline representative FICO score of 680.	Guideline Requirement: Representative FICO score discrepancy.	SELLER - GENERAL COMMENT (2025/XX/02): Lates are from 2014 and 2015. Exception granted for credit due to strong payment history with XXX (greater then one year of onetime payments), and Low LTV REVIEWER - GENERAL COMMENT (2025/XX/03): Lender Exception document is required for FICO score discrepancy. Exception Remains. REVIEWER - WAIVED COMMENT (2025/XX/15): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2020)
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing	GENERAL COMMENT (2025/XX/02): Lates are from 2014 and 2015. Exception granted for credit due to strong payment history with XXX (greater then one year of onetime payments), and Low LTV	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452449175	XXX	XXX	XXX	XXX	XXX	$XXX	CT	9/XX/2020	7/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449724	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued 9/XX/2020 and received by the borrower 9/XX/2020 which is less than three business days prior to closing of 9/XX/2020.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450363	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 678 is less than Guideline representative FICO score of 680.	FICO score of 678 is less than Guideline FICO score of 680.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452449687	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2020	10/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450574	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	E-sign Consent Agreement is missing. Verification of Rent (VOR) is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after 10/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450840	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	8/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449082	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	8/XX/2020	Investment	Refinance Rate/Term	N/A	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification	Require hazard insurance policy and tax certificate for primary property.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence of appraisal being sent to borrower 3 days prior to closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450224	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	9/XX/2020	Second Home	Purchase	Safe Harbor QM	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file is missing copy of E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449547	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2020	9/XX/2020	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing in this file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.
-
6452449895	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	9/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification	Missing Insurance and tax verification for REO XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450078	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	9/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449836	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	10/XX/2020	Investment	Purchase	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal 3 days prior to closing is not in file.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449416	XXX	XXX	XXX	XXX	XXX	$XXX	CT	11/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 2.79 is less than Guideline PITIA months reserves of 6.00.
[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 657 is less than Guideline representative FICO score of 680.
[2] Income Documentation - Income Docs Missing:: Borrower: XXX WVOE - Includes Income
[2] Income Documentation - Income documentation requirements not met.
[2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
Calculated PITIA months reserves of 2.79 is less than Guideline PITIA months reserves of 6.00. The FICO score is below required guideline of 680. B1 has been on the current job less than 2 years and the file is missing verification of prior employment. B2 is missing verification of the employment with XXX, to verify 2 years history. B1 has been employed with current employer less than 2 years, and is missing previous employment verification.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to down grade and waive using compensating factors
DTI is 20% vs the max of 50%
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to down grade and waive using compensating factors
DTI is 20% vs the max of 50%
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to down grade and waive using compensating factors
DTI is 20% vs the max of 50%
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to down grade and waive using compensating factors
DTI is 20% vs the max of 50%
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to down grade and waive using compensating factors
DTI is 20% vs the max of 50%
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to down grade and waive using compensating factors
DTI is 20% vs the max of 50%
2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2020)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: B2 is missing verification of the employment with XXX, to verify 2 years history. B1 has been employed with current employer less than 2 years, and is missing previous employment verification.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 10/XX/2020 not received by borrower at least four (4) business days prior to closing.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450864	XXX	XXX	XXX	XXX	XXX	$XXX	RI	12/XX/2020	10/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 21.96 is less than Guideline PITIA months reserves of 30.00. [2] Income Documentation - REO Documents are missing.: Address: XXX, NH Insurance Verification, Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXX, RI Insurance Verification, Statement, Tax Verification	Documented assets are less than required per guidelines. Lender exception in file. Insurance Verification, Tax Verification for REO property " XXX, NH" are missing from the file. Insurance Verification, Statement, Tax Verification for REO property "XXX, RI" are missing from the file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449809	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2020	11/XX/2020	Investment	Purchase	N/A	2	B	B	B	B	[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1996 [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1996	verification of employment not provided in file. verification of employment not provided in file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Proof of appraisal delivery not provided to borrower within 3 business days of note date.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450627	XXX	XXX	XXX	XXX	XXX	$XXX	RI	2/XX/2021	11/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449105	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2020	10/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450406	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	12/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 60.26316% exceeds Guideline combined loan to value percentage of 55.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 60.26316% exceeds Guideline loan to value percentage of 55.00000%.	Calculated combined loan to value percentage of 60.26316% exceeds Guideline combined loan to value percentage of 55.00000%. Calculated loan to value percentage of 60.26316% exceeds Guideline loan to value percentage of 55.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449160	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2020	11/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A
[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
[2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than Guideline Available for Reserves of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 78.08989% exceeds Guideline combined loan to value percentage of 75.00000%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 78.08989% exceeds Guideline loan to value percentage of 75.00000%.
[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Statement, Tax Verification
2 months seasoning required. Provide an additional 30 days of assets. Guidelines require 2 months of statements to verify assets used for closing and/or reserves. 12 months required for each investment property per guidelines. Calculated combined loan to value percentage of 78.08989% exceeds Guideline combined loan to value percentage of 75.00000%. Calculated loan to value percentage of 78.08989% exceeds Guideline loan to value percentage of 75.00000%. Insurance Verification, Statement, Tax Verification missing for Address: XXX, MA	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451200	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2021)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450967	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	12/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Waterfall due to Co-Borrower using wages and asset depletion funds.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450258	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	1/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Closing / Title - Missing Document: Rider - Other not provided	Other Rider not provided	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452449576	XXX	XXX	XXX	XXX	XXX	$XXX	CT	3/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A	1	A	A	A	A	-
6452450116	XXX	XXX	XXX	XXX	XXX	$XXX	RI	5/XX/2021	4/XX/2021	Investment	Purchase	N/A	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450040	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	12/XX/2020	Investment	Purchase	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.	Calculated CLTV percentage of 75.00000% exceeds Guideline CLTV percentage of 70.00000%. Calculated LTV percentage of 75.00000% exceeds Guideline LTV percentage of 70.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has verified disposable income of at least $XXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449339	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2021	12/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date 03/XX/2021, Disbursement Date: 02/XX/2021	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450836	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2021	1/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	-
6452451122	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM per client request.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452451078	XXX	XXX	XXX	XXX	XXX	$XXX	CT	4/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2021, prior to three (3) business days from transaction date of 4/XX/2021 12:00:00 AM.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2021 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/04/XX/2021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not in file. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report fee increased without a valid change of circumstance. Cure provided at closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2025/XX/01): Sufficient Cure Provided At Closing	-
6452450859	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	1/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450568	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2021	1/XX/2021	Investment	Purchase	N/A	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2021	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452451099	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Calculated combined loan to value percentage of 75% exceeds Guideline combined loan to value percentage of 70%, with a loan amount greater than $XXX million Calculated loan to value percentage of 75% exceeds Guideline loan to value percentage of 70% with a loan amount greater than $XXX Million	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449094	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B	[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2012 [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14716685)
[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan allows for Partial Payments. (Final/04/XX/2021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2021)

Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan Designation discrepancy due to lender using schooling towards 2 years of employment history. Lender exception in file.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Final Closing Disclosure dated 4/XX/2024 states both that lender may hold partial payments in a separate account, and that lender does not accept any partial payments.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449355	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2021	3/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Comp actors used to waive exception	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan contains Negative Amortization. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan allows for Partial Payments. (Final/04/XX/2021)
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Note Rate is used as Qualification Method which does not match with the ATR payment calculation methods. Federal Compliance - TRID Final Closing Disclosure Negative Amortization: Negative Amortization data is blank and does not match with the note terms. Federal Compliance - TRID Final Closing Disclosure Partial Payments: Partial Payments data is blank and does not match with the note terms.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450369	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Comp actors used to waive exception	2	B	B	B	B	[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 3.07180% or final disclosure apr of XX.XX% is equal to or greater than the threshold of APOR 2.96% + 1.5%, or 4.46000% Compliant Higher Priced Loan.	State Compliance - Massachusetts HPML Threshold Test Compliant: APR on subject loan of 3.07180% or final disclosure apr of XX.XX% is equal to or greater than the threshold of APOR 2.96% + 1.5%, or 4.46000%	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449563	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2021	2/XX/2021	Investment	Refinance Rate/Term	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450873	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	3/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Application / Processing - Missing Document: Approval not provided	Approval is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451204	XXX	XXX	XXX	XXX	XXX	$XXX	CT	3/XX/2021	2/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, VT HOA Verification	E-sign Consent Agreement is missing. Approval requires Home Owner's Association documents for second home. HOA documents are missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing. Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Income/Expense method used for partnership income qualification.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	-
6452449223	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2021	3/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449803	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Investment	Purchase	N/A	2	B	B	B	B	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449142	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	6/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449692	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	3/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2018	Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business days of the Note date of 5/XX/2021 Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business days of the Note date of 5/XX/2021	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450126	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Loan exceeds maximum CLTV of 65%. Lender exception in file. Loan exceeds maximum LTV of 65%. Lender exception in file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449469	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449229	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	4/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: 277.28452% [2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, MA Insurance Verification, Tax Verification Insurance Verification, Tax Verification	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451038	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided [2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification [2] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021	Subject address is XXX, MA XXX. Valuation reflects XXX, MA XXX. Lender to provide corrected document reflecting subject address.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451009	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 67.01477% exceeds Guideline total debt ratio of 50.00000%.
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, MA Statement
Statement
[2] Income Documentation - REO Documents are missing.
Asset documentation requirements not met. 2 months of statements are required. Guideline conditions were not met Guideline Requirement: Investor qualifying total debt ratio discrepancy. Lenders calculation does not include negative cash flow from the investment properties. Income documentation requirements not met Mortgage statement not provided for property located on XXX. Please provide for review
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
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6452450332	XXX	XXX	XXX	XXX	XXX	$XXX	RI	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%. [2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes	Calculated CLTV is exceeding the guideline limit. Calculated LTV is exceeding the guideline limit. Occupancy status is showing investment however declarations/will borrower occupy showing as Yes in final 1003 for co- borrower.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449327	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA Statement Insurance Verification Insurance Verification Insurance Verification Insurance Verification, Tax Verification Insurance Verification Insurance Verification Insurance Verification [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2012	Missing Mortgage statement for REO properties listed Below XXX, MA XXX, GA XXX, GA XXX, GA XXX, GA: XXX, GA XXX, GA XXX, GA Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449826	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A
[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than Guideline Available for Reserves of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.
[2] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification
[2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, MA Insurance Verification, Tax Verification
Insurance Verification, Lease Agreement, Statement, Tax Verification

Available for Reserves of $XXX is less than the Guidelines required $XXX.
Calculated Available for Reserves of $XXX is less than Guideline Available for Reserves of $XXX.
Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.
Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.
File is missing the required Third Party verification document for the Borrowers Self-Employed business XXX
File is missing the required Third Party verification document for the Borrowers Self-Employed business XXX
The file was missing the insurance verification for this property, please provide for review.
The file was missing the Insurance & Tax Verification for this property, please provide for review.

REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor
1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450329	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449682	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2009 [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2009	The file is missing the borrower's paystub and W-2. Please provide for review. The file is missing the verbal verification of employment obtained within ten business days of closing. The file is missing the verbal verification of employment obtained within ten business days of closing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449028	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, MA, Address: XXX, MA Lease Agreement Insurance Verification Insurance Verification, Tax Verification	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449723	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450169	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, Cambridge, MA HOA Verification	E-sign Consent Agreement is missing. HOA is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: redesignated per client request	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449289	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Loan is waterfall due to the Qualification Method used by the lender does not match the ATR payment calculation methods	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449662	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Investment	Purchase	N/A	1	A	A	A	A
[2] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance Verification, Tax Verification
[2] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance Verification, Tax Verification
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2011
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2011
The file is missing the taxes and insurance documentation for this property. Please provide for review. The file is missing the taxes and insurance documentation for this property. Please provide for review. Verification of employment is missing in file. Verification of employment is missing in file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452449988	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	6/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.
Calculated combined loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%. Investment cash out. Lender exception in file, Delayed financing, exception to use new value after new kitchen and bath plus other small cosmetic improvements paid for by borrower. 5% LTV exception to cash out to 70% LTV. Property exception due to slightly over 50% investor ownership.
Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%. Investment cash out. Lender exception in file, Delayed financing, exception to use new value after new kitchen and bath plus other small cosmetic improvements paid for by borrower. 5% LTV exception to cash out to 70% LTV. Property exception due to slightly over 50% investor ownership.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449250	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	7/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Closing / Title - Title Error: Title vesting does not concur with deed	Vesting per Final Title Policy is XXX and XXX. This does not match vesting listed on Security Instrument, XXX and XXX	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449389	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	7/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement	E-Sign Consent is missing in file. Mortgage Statement is missing for property located at XXX, MA XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450299	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	7/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX	E-Sign Consent Agreement is not provided. Required 2 months consecutive bank statement for XXX account number XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	-
6452450186	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	7/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449037	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	8/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449418	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	8/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449151	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	9/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452449040	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	9/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes [2] Income Documentation - REO Documents are missing.: Address: XXX, MA HOA Verification [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013	Borrower's Verbal VOE not provided Borrower's Verbal VOE not provided	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449890	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	9/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452450780	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	10/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 634 is less than Guideline representative FICO score of 680.	E-sign Consent Agreement is missing. FICO score of 634 is less than Guideline representative FICO score of 680.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: ARM disclosure not provided.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450874	XXX	XXX	XXX	XXX	XXX	$XXX	CT	11/XX/2021	9/XX/2021	Investment	Purchase	N/A	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2021)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal Delivery dated 10/XX/2021. Latest Appraisal documented is dated 11/XX/2021.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	-
6452450285	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	9/XX/2021	Investment	Purchase	N/A	1	A	A	A	A	[2] Income Documentation - REO Documents are missing.: Address: XXX, NY HOA Verification [2] Income Documentation - REO Documents are missing.: Address: XXX HOA Verification, Insurance Verification	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450152	XXX	XXX	XXX	XXX	XXX	$XXX	RI	11/XX/2021	10/XX/2021	Second Home	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX, Borrower: XXX Occupancy: Second Home; Declarations/Will borrower occupy: Yes Occupancy: Second Home; Declarations/Will borrower occupy: Yes [2] General - Missing Document: Verification of Non-US Citizen Status not provided	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7594)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: redesignated per client request Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452450785	XXX	XXX	XXX	XXX	XXX	$XXX	MA	1/XX/2022	11/XX/2021	Investment	Purchase	N/A	1	A	A	A	A
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
[2] Income Documentation - REO Documents are missing.: Address: XXX, ON Insurance Verification
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2014
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2014
2 months bank statement is required. Insurance document is missing. VVOE is missing. VVOE is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
-
6452450572	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2022	1/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B	[2] Credit Documentation - Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, VI Statement [2] Income Documentation - REO Documents are missing.: Address: XXX, QC Statement	FICO Score not provided on credit report E-Sign Consent Agreement: E-sign Consent Agreement is missing. Statement is missing for REO XXX, VI: Statement is missing FOR: XXX, QC	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: The initial account disclosure statement did not show the initial deposit made, only the balance. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/19): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
-
6452450639	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2022	1/XX/2022	Investment	Purchase	N/A	1	A	A	A	A	1	A	A	A	A	-
6452451157	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2022	6/XX/2022	Investment	Purchase	N/A	1	A	A	A	A	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	-
6452450227	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2022	11/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450977	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2022	10/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor	2	B	B	B	B	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450395	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	7/XX/2021	Second Home	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance Verification, Tax Verification	The file was missing the taxes/insurance/HOA dues/ for this property, please provide for review.	REVIEWER - WAIVED COMMENT (2025/XX/17): Client elects with waive with comp factor.	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2658151)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2658150)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2658149)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2658148)

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Calculated P&I is $XXX while the Original P&I per loan documents is $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Calculated P&I is $XXX while the Original P&I per loan documents is $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Calculated P&I is $XXX while the Original P&I per loan documents is $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Calculated P&I is $XXX while the Original P&I per loan documents is $XXX.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score is above 680.	-
6452450551	XXX	XXX	XXX	XXX	XXX	$XXX	FL	2/XX/2018	1/XX/2018	Second Home	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2018 disclosed a First Change frequency that does not match the actual first change frequency for the loan. (Final/02/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2018 did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 4.12600% on Final Closing Disclosure provided on 02/XX/2018 is under-disclosed from the calculated APR of 5.09070% outside of 0.250% tolerance. (Final/02/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2018). (Final/02/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2018 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/02/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2018 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/2642597)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2018 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/2642596)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2018 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2642595)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2018 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2642594)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2018)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2018 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Waiver Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7321)

Federal Compliance - TRID Final Closing Disclosure AIR Table First Change Frequency: Final Closing Disclosure provided on 02/XX/2018 disclosed a First Change frequency that does not match the actual first change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 02/XX/2018 did not disclose an accurate Index as reflected on the Note
Federal Compliance - TRID Final Closing Disclosure APR Irregular Transaction: APR of 4.12600% on Final Closing Disclosure provided on 02/XX/2018 is under-disclosed from the calculated APR of 5.07947% outside of 0.250% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided on 02/XX/2018 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on 02/XX/2018 disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on 02/XX/2018 disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Final Closing Disclosure provided on 02/XX/2018 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid change of circumstance or sufficient cure is missing.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
-
6452449312	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2671684)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2671683)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2671682)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2671681)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal 3 days prior to closing is not in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449429	XXX	XXX	XXX	XXX	XXX	$XXX	MO	5/XX/2021	11/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2021 are overdisclosed. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2646221)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2646220)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2646221)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2646220)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646219)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646218)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 year not provided in closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Inital loan estimate received on 04/XX/2021 and Application date is 11/XX/2020.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX . no Valdi change circumstance in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Closing disclosure Projected payment not matching with Calculated payments.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
-
6452449127	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2021	2/XX/2021	Primary	Purchase	Safe Harbor QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2021 did not disclose an accurate Index as reflected on the Note. (Final/04/XX/2021) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 04/XX/2021 did not disclose an accurate Index as reflected on the Note. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450246	XXX	XXX	XXX	XXX	XXX	$XXX	MN	4/XX/2021	2/XX/2021	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2021 are overdisclosed. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2647217)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment did not disclose the frequency of adjustments. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 did not disclose the periodic principal and interest payment for payment stream 2. (ProjSeq:2/2647217)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2647217)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647216)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability To Repay Provision Investor Qualification Method not Matching ATR
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments due to Construction loan terms.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Closing Disclosure provided on 04/XX/2021 does not reflect an APR therefore when the final was provided it reflects a change. Initial Closing Disclosure dated 04/XX/2021 reflects same APR as final.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/15): Sufficient Cure Provided At Closing
-
6452451045	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647147)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of -$XXX exceeds tolerance of -$XXX. No valid COC in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/14): Sufficient Cure Provided At Closing	-
6452449868	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2021	3/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Letter of Explanation not provided for Employment Gap.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450764	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2021	4/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452449740	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2021	4/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal fee disclosed as $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing	-
6452449343	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit Fee was last disclosed as -$$XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450291	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2021). (Final/09/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/09/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449875	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2021	9/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance Verification, Tax Verification	Due to following missing documents is required for this employment type: 1) Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no more than 120 days prior to Note Date); 5) Other document where "Reliable Third Party Source Employment" is checked; 6) 1099 Investment property taxes and insurance are missing.	REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 are overdisclosed. (Final/12/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/12/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2654942)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/12/XX/2021)
[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower at Closing. (9300)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Due to missing 1040s not signed and dated.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451209	XXX	XXX	XXX	XXX	XXX	$XXX	MI	1/XX/2022	10/XX/2021	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. E-sign consent is missing in loan file The verification of employment is required and was not found in file FOR XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008	REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.	2	B	B	B	B
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether the loan contains a Balloon Payment. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654025)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/01/XX/2022)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654022)

Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: P&I payment. Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: Final Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether the loan contains a Balloon Payment. (Final/01/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: : Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654025)
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: no valid changed circumstance available in loan file
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452450850	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2022	4/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2022, Most Recent Tax Return End Date 12/XX/2020, Tax Return Due Date 03/XX/2022. (XXX XXX/Partnership) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	-
6452450856	XXX	XXX	XXX	XXX	XXX	$XXX	IL	4/XX/2023	3/XX/2023	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2023 are overdisclosed. (Final/04/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/04/XX/2023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2023 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2655322)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2023 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2655321)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2023 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2655320)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2023 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2655319)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Estimated Taxes and insurance as per Closing Disclosure second page is $XXX, but page 1 reflects Estimated Taxes and insurance AS $XXX
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 04/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Estimated Taxes and insurance as per Closing Disclosure second page is $XXX, but page 1 reflects Estimated Taxes and insurance AS $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Estimated Taxes and insurance as per Closing Disclosure second page is $XXX, but page 1 reflects Estimated Taxes and insurance AS $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Estimated Taxes and insurance as per Closing Disclosure second page is $XXX, but page 1 reflects Estimated Taxes and insurance AS $XXX
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Estimated Taxes and insurance as per Closing Disclosure second page is $XXX, but page 1 reflects Estimated Taxes and insurance AS $XXX

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
SELLER - GENERAL COMMENT (2025/XX/16): Interest only term on CD is for 12 months. Addendum to Mortgage Note also indicates interest only during construction phase of 12 months. Last payment for interest only will be different than last payment for entire loan as interest only period is only for 12 months. First payment of interest only will be due 5/XX/2023 and first payment of interest+principal will be 5/XX/2024 which aligns with note.

As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing

GENERAL COMMENT (2025/XX/16): Interest only term on CD is for 12 months. Addendum to Mortgage Note also indicates interest only during construction phase of 12 months. Last payment for interest only will be different than last payment for entire loan as interest only period is only for 12 months. First payment of interest only will be due 5/XX/2023 and first payment of interest+principal will be 5/XX/2024 which aligns with note.

As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
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6452449071	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2024	9/XX/2024	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	-
6452450828	XXX	XXX	XXX	XXX	XXX	$XXX	CT	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Reserves are less than required per investment properties, causing the loan to waterfall through the QM Testing.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
GENERAL COMMENT (2024/XX/26): See attached assets statements, Fannie Mae DU results. Borrower's $XXX in assets met agency requirements.

GENERAL COMMENT (2024/XX/26): See attached assets statements, Fannie Mae DU results. Borrower's $XXX in assets met agency requirements.

GENERAL COMMENT (2025/XX/03): Borrower has 256,165.30 vested in retirement accounts that can be used towards reserves. Attached statements

GENERAL COMMENT (2025/XX/03): Borrower has 256,165.30 vested in retirement accounts that can be used towards reserves. Attached statements

GENERAL COMMENT (2025/XX/06): Borrower has 256,165.30 vested in retirement accounts that can be used towards reserves. Attached statements

GENERAL COMMENT (2025/XX/06): Borrower has 256,165.30 vested in retirement accounts that can be used towards reserves. Attached statements
Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	-
6452449887	XXX	XXX	XXX	XXX	XXX	$XXX	RI	6/XX/2020	3/XX/2020	Second Home	Refinance Cash-out - Other	Non QM	2	B	B	B	B	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2020)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing	-
6452450747	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 60.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 60.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449914	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance Verification	Evidence of insurance verification is not in file.
SELLER - GENERAL COMMENT (2025/XX/02): P&S agreement for XXX attached. No MTG on XXX. Tax Payments Verified. HOI not required. Low DTI 16.835. See HUD 1 confirming borrower paid cash for property
REVIEWER - GENERAL COMMENT (2025/XX/03): Exception Remains - We have received Purchase contract for the XXX, FL. Provide the signed closing statement or final closing disclosure to evidence the property has been sold.
REVIEWER - GENERAL COMMENT (2025/XX/06): EXCEPTION HISTORY - Exception Detail was updated on 01/XX/2025 PRIOR Exception Detail: Address: XXX, FL, Address: XXX, FL
EXCEPTION HISTORY - Exception Explanation was updated on 01/XX/2025 PRIOR Exception Explanation: Insurance Verification
Insurance Verification
REVIEWER - WAIVED COMMENT (2025/XX/15): Client elects to waive with compensating factors.
2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2020,  Most Recent Tax Return End Date 01/XX/2019, Tax Return Due Date 05/XX/2020. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2020)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM
Federal Compliance - Self-Employed Tax Return Recency - ATR: File only contains the signature page for the 2020 tax return. Please provide the full 2020 personal tax return for review and upon receipt, additional conditions may apply.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Evidence of receipt of Loan Estimate 4 days prior to closing is not in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee increased without a valid change of circumstance. Cure was not provided at closing.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	GENERAL COMMENT (2025/XX/02): P&S agreement for XXX attached. No MTG on XXX. Tax Payments Verified. HOI not required. Low DTI 16.835. See HUD 1 confirming borrower paid cash for property
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
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6452450657	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	8/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing a copy of the E-Sign Consent Agreement.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/09/XX/2020)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower. Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
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6452450312	XXX	XXX	XXX	XXX	XXX	$XXX	MA	1/XX/2021	12/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2019	Borrower has been on current job less than 2 years. A degree or course transcripts evidencing borrower was previously in school was not provided	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7579)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452449253	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2021	6/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 671 is less than Guideline representative FICO score of 680.	Representative FICO score of 671 is less than Guideline representative FICO score of 680. Bridge Loan was not used per 1008.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.	2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower. as received ARM disclosure is not signed and dated Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX . No valid COC provided	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	-
6452449075	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	10/XX/2021	Investment	Purchase	N/A	1	A	A	A	A
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months reserves of 12.00.
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2016
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2016
1008 indicates the loan was manually underwritten 1008 indicates the loan was manually underwritten. E-sign Consent Agreement is missing. Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months reserves of 12.00. 1008 indicates the loan was manually underwritten VVOE is missing in file for primary borrower's employer as "XXX". VVOE is missing in file for primary borrower's employer as "XXX".
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
1	A	A	A	A	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	-
6452451055	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2022	9/XX/2022	Primary	Purchase	Non QM	1	A	A	A	A	[2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	The loan terms are missing.	REVIEWER - WAIVED COMMENT (2025/XX/24): Client elects to waive seasoned exception.	1	A	A	A	A	GENERAL COMMENT (2025/XX/08): This should be a general QM loan
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The representative FICO score exceeds the guideline minimum by at least 40 points.

The representative FICO score is above 680.